Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004





January 28, 2008



VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The World Funds, Inc.: Post-Effective Amendment No. 65 ("PEA No. 65") (File Nos. 333-29289 and 811-08255)

Ladies and Gentlemen:

On behalf of our client, The World Funds, Inc. (the "Company"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, PEA No. 65 to the Company's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 65 is to incorporate the Company's updated financial information for the fiscal year ended September 30, 2007, and to make other non-material changes.

I hereby certify that PEA No. 65 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 739-5662 with your questions or comments.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman


Enclosures

As filed with the U.S. Securities and Exchange Commission on January 28, 2008

                                          1933 Act Registration No. 333-29289
                                          1940 Act Registration No. 811-08255


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                      Pre-Effective Amendment No.___ ( )
                      Post-Effective Amendment No. 65 (X)

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                             Amendment No. 66 (X)


                               THE WORLD FUNDS, INC.
                               ----------------------
               (Exact Name of Registrant as Specified in Charter)

              8730 Stony Point Parkway, Suite 205, Richmond, VA 23235

            --------------------------------------------------------
                   (Address of Principal Executive Offices)
                 Registrant's Telephone Number: (800) 527-9525


                               Thomas S. Harman
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
                       --------------------------------
                    (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective:

_X_ immediately upon filing pursuant to paragraph (b) of Rule 485
__ on January _____ 2008 pursuant to paragraph (b)(1)(v) of Rule 485
__ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
__ on (date) pursuant to paragraph (a)(1) of Rule 485
___75 days after filing pursuant to paragraph (a)(2) of Rule 485
__ on (date) pursuant to paragraph (a)(2) of Rule 485

    TABLE OF CONTENTS

                                                                            PAGE

Risk/Return Summary........1
Fees and Expenses..........1
Objective and Strategies...3
Risk Factors...............3
Disclosure of Portfolio Holdings    4
Management.................4
Shareholder Information....7
Purchasing Shares..........8
Redeeming Shares..........10
Additional Information....11
Distribution and Taxes....14
Distribution Arrangements.15
[GRAPHIC OMITTED]

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated January , 2008, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-8255)




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Prospectus
January [    ] 2008


Osprey Concentrated Large Cap Value Equity Fund -
Institutional Shares

                Series of The World Funds, Inc. (the "Company")
                         A "Series" Investment Company



As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                                   PROSPECTUS

                              THE WORLD FUNDS, INC.

    Osprey Concentrated Large Cap Value Equity Fund - Institutional Shares

                                January [ ], 2008





This prospectus describes the Osprey Concentrated Large Cap Value Equity Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio of securities. The Fund is authorized to offer two classes of shares: one of which, Institutional Shares, is offered by this prospectus. Class P Shares ("Platform Shares") are offered by a separate prospectus. To obtain a prospectus for the Platform Shares, please call (800) 527-9525.





As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

2

1-WA/2909176.12909176.3
1

1-WA/2909176.12909176.3
                               RISK/RETURN SUMMARY

Investment Objective - The primary objective of the Fund is to seek to provide long-term growth of capital. The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies - The Fund will seek to achieve its investment objective by investing primarily in the common stocks of large companies that the Fund's investment adviser, Osprey Partners Investment Management, LLC (the "Adviser") believes are undervalued. The Fund will operate as a non-diversified fund as it normally invests in a portfolio of approximately 20-25 stocks.

Principal Risks -- The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's objective.

The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. This may cause the market action of the Fund's larger portfolio positions to have a greater impact on the Fund's NAV, which could result in increased volatility.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile - You may want to invest in the Fund if you are seeking long-term growth of capital and are willing to accept share prices that may fluctuate, sometimes significantly, over the short-term. The Fund will not be appropriate if you are seeking current income or are seeking safety of principal.

Performance Information - The bar chart and performance table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how Institutional Shares of the Fund have performed for its initial calendar year. The bar chart figures do not include any sales charges that an investor will pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 2007 to the Standard and Poor's 500 Index (the "S&P 500 Index") and the Russell 1000 Value Index. Please keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.


2

1-WA/2909176.12909176.3
1

1-WA/2909176.12909176.3

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.39% (quarter ending June 30, 2007) and the lowest return for a calendar quarter was (15.09%) (quarter ending December 31, 2007).
                                   Average Annual Return
                          (for the periods ending December 31, 2007)


Since Inception
                                        One Year         (10/02/2006)
Institutional Shares
   Before Taxes                         (11.39%)                   (3.58%)
   After Taxes on Distributions(1)      (11.82%)                   (4.12%)
   After Taxes on Distributions and
        Sale of Fund Shares(1)                    (7.40%)
(3.34%) [GRAPHIC OMITTED]
S&P 500 Index(2)              5.49%                7.43%
Russell 1000 Value Index(3)  (0.17%)               6.21%
            ======

 (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns show are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or in retirement accounts.
(2) The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted long-term growth rates.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.


Shareholder Transaction Fees (fees paid directly     Institutional
from your investment)                                Shares

Maximum Sales Charge (Load) Imposed on Purchases     None
Maximum Deferred Sales Charge (Load)(1)              2.00%
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                          None
Redemption Fees(2)                                   None
Exchange Fees(3)                                     None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                         0.80%
Distribution (12b-1) and Service Fees                None
Other Expenses(4)                                    8.78%
                                                     -----
Total Annual Fund Operating Expenses                 9.58%
Less Fee Waivers and Reimbursements(5)               (8.09%)
                                                     -====--
Net expenses                                         1.49%
                                                     =====

(1) A deferred sales charge of 2.00% is imposed on the proceeds of Institutional Shares redeemed within ninety (90) days. The charge is a percentage of the NAV at the time of purchase.
(2) Your account may be charged $10 for a telephone redemption. (3) Your account may be charged $10 for a telephone exchange. (4) Other Expenses include, among other expenses, administrative, custody and transfer agency fees.
(5) The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2008, so that the ratio of total annual operating expenses for the Fund's Institutional Shares does not exceed 1.49%. In addition, the Adviser has voluntarily agreed to waive or limit its fees and to assume other expenses , until September 30, 2008, so that the ratio of total annual operating expenses for the Fund's Institutional Shares is 0.00%. The Adviser may discontinue all or part of this voluntary waiver at any time. These limits do not apply to interest, taxes, brokerage costs, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement. The total amount of reimbursement recoverable by the Adivser is the sum of all fees previously waived or expenses reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. The reimbursement amount shall not include voluntary fees waived and expenses reimbursed. For more information regarding this arrangement, please see the "Management" section of this Prospectus or the SAI.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

                  1 Year    3 Years    5 Years  10 Years
                  ------    -------    -------  --------

                   $152     $2,045     $3,769    $7,435

                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is to seek to provide long-term growth of capital. The Fund's investment objective may be changed without shareholder approval. There is no assurance that the Adviser will achieve the Fund's investment objective.

The Fund seeks to achieve its investment objective by investing in a portfolio consisting primarily of common stocks. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of "large capitalization" companies. This is not a fundamental policy and may be changed by the Board of Directors of the Company (the "Board"), without a vote of shareholders, upon 60 days' prior notice. Typically, the Adviser considers a company to be a "large capitalization" company if it has, at the time of purchase by the Fund, a market capitalization of greater than $1.5 billion. The Fund will not be limited to investing in securities of companies in any particular market.

The Adviser utilizes fundamental analysis to aid in the selection of financially sound, well-managed companies with the potential for long-term capital appreciation and/or dividend growth. The Adviser employs a bottom-up approach, focusing on company fundamentals, to attempt to identify undervalued, financially strong, and well-managed companies, while attempting to minimize market risk and business risk.

The Adviser generally maintains 20-25 holdings. In determining which portfolio securities to sell, the Adviser will consider, among other things, whether: (1) a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) the sector or security appears to be under-performing;
(3) the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) there is a need to sell loss positions in order to reduce taxable gains to the Fund's shareholders reflected in earlier sales of positions with gains; (5) there is a need to raise funds to cover redemptions; or (6) a better investment opportunity presents itself.

                                  RISK FACTORS

Stock Market Risk - Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Management Risk - The Fund is actively managed by the Adviser. Therefore, like all actively managed mutual funds, the Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to under-perform relevant benchmarks or other funds with a similar investment objective. If the Adviser's conclusions about such factors, including growth rates or securities values, among others, are incorrect, the Fund may not perform as anticipated.

Foreign Investing - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries.

Depositary Receipts - In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Non-Diversification - The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most potential for total return on a risk adjusted basis. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. The Fund presently anticipates that its annualized portfolio turnover rate will not typically exceed 50% to 75%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position - The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser - Osprey Partners Investment Management, LLC, located at Shrewsbury Executive Center II, 1040 Broad Street, Shrewsbury, New Jersey 07702, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser was founded in 1998 and provides investment management services to corporations, endowments and foundations, governments and public agencies, Labor Unions, and high net worth individuals and families. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.80% of the average daily net assets of the Fund. For the fiscal period ended September 30, 2007, the Adviser earned and waived advisory fees from the Fund at the annual rate of 0.80% on the average daily net assets of the Fund.

A discussion regarding the basis for the Board's approval of the Advisory Agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ending March 31, 2007.

In the interest of limiting the expenses of the Fund's Institutional Shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other operating expenses of the Fund until September 30, 2008, so that the ratio of total annual operating expenses for the Fund's Institutional Shares will not exceed 1.49% of the Fund's average daily net assets. In addition to this contractual agreement, the Adviser has voluntarily agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses for the Fund's Institutional Shares is 0.00%. The Adviser may discontinue all or part of this voluntary waiver at any time. These limits do not apply to interest, taxes, brokerage costs, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of any fees waived or expenses reimbursed. The reimbursement amount shall not include voluntary fees waived and expenses reimbursed. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or expenses reimbursed by the Adviser during any of the previous three
(3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Portfolio Managers - John W. Liang and Bruce J. Jensen serve as the Portfolio Managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund.

John W. Liang is the Chief Investment Officer and a Portfolio Manager of the Adviser. Mr. Liang joined the Adviser at its inception in 1998 and has over 24 years of investment experience. Mr. Liang received a B.A. in Economics from Columbia University and an M.B.A. from Columbia Business School.

Bruce J. Jensen is the Director of Large-Cap Equity Research and a Portfolio Manager of the Adviser. Mr. Jensen joined the Adviser in 1999 and has over 25 years of investment experience. Mr. Jensen received a B.S. in Accounting from Boston University and an M.B.A. in Finance from Fairleigh Dickinson University.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Institutional Shares and Platform Shares, subtracting any liabilities attributable to the Fund's Institutional Shares and Platform Shares, respectively, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Institutional Shares is equal to the NAV. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

Share Class Alternatives - The Fund currently offers two different classes of shares, one of which, Institutional Shares, is offered by this prospectus. Additional information concerning the Fund's Platform Shares may be obtained by reading a copy of that prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has different combinations of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

You may purchase Institutional Shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Institutional Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. In addition to the sales charges discussed herein, investment professionals who offer Institutional Shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o     Residential or business  street address  (although post office boxes are still permitted for mailing); and
o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for Institutional Shares of the Fund is $100,000. Subsequent investments must be in amounts of $10,000 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Adviser and the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

By Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

By Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at
(800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Institutional Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                                REDEEMING SHARES

You may redeem Institutional Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Institutional Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Institutional Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Institutional Shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Institutional Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Company from fraud, signature guarantees are required for: (i) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (ii) all requests to transfer the registration of shares to another owner; and (iii) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(i) the written request for redemption; or (ii) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (i) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(ii) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (iii) trust companies; (iv) firms which are members of a domestic stock exchange; (v) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (vi) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. The Transfer Agent cannot honor guarantees from a notary public, a savings and loan association, or a savings bank.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser identifies as market timing, the Adviser will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer Institutional Shares to another owner, send a written request to the Transfer Agent. Your request should include
(i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the Institutional Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and
(vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid at least annually. The Fund intends to distribute any net capital gains at least annually.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's Distributor. Investment professionals who offer Institutional Shares may request fees from their individual clients. If you invest through a financial intermediary, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

Sales Charge - Institutional Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. A deferred sales charge of 2.00% applies if Institutional Shares are sold within ninety (90) days of purchase. The deferred sales charge is a percentage of the net asset value at the time of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances, as discussed below.

Waiver of Deferred Sales Charge - The deferred sales charge on Institutional Shares is waived for:
      (1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;
      (2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
      (3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
      (4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's Distributor.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations or the period since the Fund began offering a particular class of shares. As of the date of this prospectus, Institutional Shares of the Fund have not operated for a full year. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's financial highlights for the period presented have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    Period ended
                                                        September 30,
2007*/(1)/

-----------------------
Net Asset Value,
Beginning of Period                                             $15.00
                                                                ------
Investment activities
 Net investment income (loss)                                     0.38
 Net realized and unrealized gain (loss) on investments           1.50
                                                                ------
 Total from investment activities                                 1.88
                                                                ------
Distributions
 Net investment income                                           (0.10)
                                                                ------
 Total distributions                                             (0.10)
                                                                ------
Net Asset Value,
End of period                                                   $16.78
                                                                ======
Ratios/Supplemental Data
Total Return                                                     12.53%
                                                                ======
Ratio to average net assets/(A)/
 Expenses/(B)/                                                    0.00%**
 Net investment income (loss)                                     2.35%**
Portfolio turnover rate                                          20.44%
Net assets, end of period (000's)                               $3,576

* Commencement of operations was October 2, 2006
**Annualized
/(A)/Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 9.58% for the period ended September 30, 2007.
/(B)/Expense ratio--net reflects the effect of the management fee waivers and reimbursement of expenses. /(1)/Per share information has been calculated using the average number of shares outstanding.

                                TABLE OF CONTENTS

                                                                            PAGE

Risk/Return Summary........1
Fees and Expenses..........1
Objective and Strategies...3
Risk Factors...............3
Disclosure of Portfolio Holdings    4
Management.................5
Shareholder Information....7
Purchasing Shares..........8
Redeeming Shares..........10
Additional Information....11
Distribution and Taxes....14
Distribution Arrangements.15
[GRAPHIC OMITTED]

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated January [ ], 2008, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-8255)




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Prospectus
January [    ] 2008


Osprey Concentrated Large Cap Value Equity Fund -
Platform Shares

                Series of The World Funds, Inc. (the "Company")
                         A "Series" Investment Company



As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

1-WA/2909186.12909186.3

                                   PROSPECTUS

                              THE WORLD FUNDS, INC.

   Osprey Concentrated Large Cap Value Equity Fund - Platform
                                     Shares

                                January [ ], 2008





This prospectus describes the Osprey Concentrated Large Cap Value Equity Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio of securities. The Fund is authorized to offer two classes of shares: one of which, Class P Shares ("Platform Shares"), is offered by this prospectus. Institutional Shares are offered by a separate prospectus. To obtain a prospectus for the Institutional Shares, please call (800) 527-9525.





As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

22

1-WA/2909186.12909186.3
                               RISK/RETURN SUMMARY

Investment Objective - The primary objective of the Fund is to seek to provide long-term growth of capital. The Fund's investment objective may be changed without shareholder approval.

Principal Investment Strategies - The Fund will seek to achieve its investment objective by investing primarily in the common stocks of large companies that the Fund's investment adviser, Osprey Partners Investment Management, LLC (the "Adviser") believes are undervalued. The Fund will operate as a non-diversified fund as it normally invests in a portfolio of approximately 20-25 stocks.

Principal Risks -- The principal risk of investing in the Fund is that the value of its investments are subject to market, economic and business risk that may cause the net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment could decline and you could lose money. There is no assurance that the Adviser will achieve the Fund's objective.

The Fund operates as a non-diversified fund for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the Fund may invest a larger portion of its assets in a small number of securities. This may cause the market action of the Fund's larger portfolio positions to have a greater impact on the Fund's NAV, which could result in increased volatility.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile - You may want to invest in the Fund if you are seeking long-term growth of capital and are willing to accept share prices that may fluctuate, sometimes significantly, over the short term. The Fund will not be appropriate if you are seeking current income or are seeking safety of principal.

Performance Information - The bar chart and performance table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart shows how Institutional Shares of the Fund have performed for its initial calendar year. Platform Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart figures do not include any sales charges that an investor will pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 2007 to Standard and Poor's 500 Index (the "S&P 500 Index") and the Russell 1000 Value Index. Please keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

22

1-WA/2909186.12909186.3

During the periods shown in the bar chart, the highest return for a calendar quarter was 6.39% (quarter ending June 30, 2007) and the lowest return for a calendar quarter was (15.09%) (quarter ending December 31, 2007).
                                   Average Annual Return
                          (for the periods ending December 31, 2007)


Since Inception
                                        One Year
(10/02/2006)
Institutional Shares
   Before Taxes                         (11.39%)
                                     (3.58%)
   After Taxes on Distributions(1)      (11.82%)
                                     (4.12%)
   After Taxes on Distributions and
        Sale of Fund Shares(1)                    (7.40%)
                                     (3.34%)
[GRAPHIC OMITTED]
S&P 500 Index(2)              5.49%                7.43%
Russell 1000 Value Index(3)  (0.17%)               6.21%
            ======

 (1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns show are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or in retirement accounts.
(2) The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted long-term growth rates.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.

Shareholder Transaction Fees (fees paid directly from  Platform
your investment)                                       Shares

Maximum Sales Charge (Load) Imposed on Purchases         None
Maximum Deferred Sales Charge (Load)                     None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Distributions                              None
Redemption Fees(1)(2)                                    2.00%
Exchange Fees(3)                                         None
Maximum Account Fee (for accounts under $2,500)(4)     $50/year

Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                             0.80%
Distribution (12b-1) and Service Fees(5)                 0.25%
Other Expenses(6)                                        8.78%
                                                         -----
Total Annual Fund Operating Expenses                     9.83%
Less Fee Waivers and Reimbursements(7)                  (8.09%)
                                                        -------
Net expenses                                             1.74%
                                                         =====

(1) A redemption fee of 2.00% is imposed on the proceeds of Platform Shares redeemed within ninety (90) days of purchase and is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The charge is a percentage of NAV at the time of redemption.
(2) Your account may be charged $10 for a telephone redemption. (3) Your account may be charged $10 for a telephone exchange. (4) The Fund may deduct $50 per year (billed quarterly) from your account if it has a value of less than the required minimum investment of $2,500. For more information, see "Small Accounts."
(5) The Board of Directors of the Company (the "Board") has approved a Plan of Distribution for the Platform Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Platform Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.
(6) Other Expenses include, among other expenses, administrative, custody, and transfer agency fees. Other Expenses includes up to 0.25% in service fees, which may be paid pursuant to a Service Plan.
(7) The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until September 30, 2008, so that the ratio of total annual operating expenses for the Fund's Platform Shares does not exceed 1.74%. The Adviser will be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement.The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or expenses reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid, and is subject to the limitations on total expenses set forth above. For more information regarding this arrangement, please see the "Management" section of this Prospectus or the SAI.

Example:

The following expense example shows the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the example is for comparison only. Based on these assumptions, your costs would be:

                  1 Year    3 Years    5 Years  10 Years
                  ------    -------    -------  --------

                   $177     $2,110     $3,861    $7,550

                            OBJECTIVE AND STRATEGIES

The Fund's investment objective is to seek to provide long-term growth of capital. The Fund's investment objective may be changed without shareholder approval. There is no assurance that the Adviser will achieve the Fund's investment objective.

The Fund seeks to achieve its investment objective by investing in a portfolio consisting primarily of common stocks. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of "large capitalization" companies. This is not a fundamental policy and may be changed by the Board, without a vote of shareholders, upon 60 days' prior notice. Typically, the Adviser considers a company to be a "large capitalization" company if it has, at the time of purchase by the Fund, a market capitalization of greater than $1.5 billion. The Fund will not be limited to investing in securities of companies in any particular market.

The Adviser utilizes fundamental analysis to aid in the selection of financially sound, well-managed companies with the potential for long-term capital appreciation and/or dividend growth. The Adviser employs a bottom-up approach, focusing on company fundamentals, to attempt to identify undervalued, financially strong, and well-managed companies, while attempting to minimize market risk and business risk.

The Adviser generally maintains 20-25 holdings. In determining which portfolio securities to sell, the Adviser will consider, among other things, whether: (1) a security appreciates such that, as a total percentage of the Fund's portfolio, it becomes too large; (2) the sector or security appears to be under-performing;
(3) the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) there is a need to sell loss positions in order to reduce taxable gains to the Fund's shareholders reflected in earlier sales of positions with gains; (5) there is a need to raise funds to cover redemptions; or (6) a better investment opportunity presents itself.

                                  RISK FACTORS

Stock Market Risk - Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Management Risk - The Fund is actively managed by the Adviser. Therefore, like all actively managed mutual funds, the Fund is subject to manager risk, which is the chance that poor security selection will cause the Fund to under-perform relevant benchmarks or other funds with a similar investment objective. If the Adviser's conclusions about such factors, including growth rates or securities values, among others, are incorrect, the Fund may not perform as anticipated.

Foreign Investing - The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries.

Depositary Receipts - In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Non-Diversification - The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most potential for total return on a risk adjusted basis. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Portfolio Turnover - The Fund may engage in active and frequent trading of its portfolio securities. The Fund presently anticipates that its annualized portfolio turnover rate will not typically exceed 50% to 75%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Temporary Defensive Position - The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

                DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser - Osprey Partners Investment Management, LLC, located at Shrewsbury Executive Center II, 1040 Broad Street, Shrewsbury, New Jersey 07702, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser was founded in 1998 and provides investment management services to corporations, endowments and foundations, governments and public agencies, Labor Unions, and high net worth individuals and families. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.80% of the average daily net assets of the Fund. For the fiscal period ended September 30, 2007, the Adviser earned and waived fees from the Fund at the annual rate of 0.80% on the average daily net assets of the Fund.

A discussion regarding the basis for the Board's approval of the Advisory Agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ending March 31, 2007.

In the interest of limiting the expenses of the Fund's Platform Shares, the Adviser has entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Adviser has agreed to waive or limit its fees and to assume other operating expenses of the Fund until September 30, 2008, so that the ratio of total annual operating expenses for the Fund's Platform Shares will not exceed 1.74% of the Fund's average daily net assets. These limits do not apply to interest, taxes, brokerage costs, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of any fees waived or expenses reimbursed. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived or expenses reimbursed by the Adviser during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Portfolio Managers - John W. Liang and Bruce J. Jensen serve as the Portfolio Managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund.

John W. Liang is the Chief Investment Officer and a Portfolio Manager of the Adviser. Mr. Liang joined the Adviser at its inception in 1998 and has over 24 years of investment experience. Mr. Liang received a B.A. in Economics from Columbia University and an M.B.A. from Columbia Business School.

Bruce J. Jensen is the Director of Large-Cap Equity Research and a Portfolio Manager of the Adviser. Mr. Jensen joined the Adviser in 1999 and has over 25 years of investment experience. Mr. Jensen received a B.S. in Accounting from Boston University and an M.B.A. in Finance from Fairleigh Dickinson University.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Institutional Shares and Platform Shares, subtracting any liabilities attributable to the Fund's Institutional Shares and Platform Shares, respectively, and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Platform Shares is equal to the NAV. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable redemption fee on shares held for ninety
(90) days or less. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

                                PURCHASING SHARES

Share Class Alternatives - The Fund currently offers two different classes of shares, one of which, Platform Shares, is offered by this prospectus. Additional information concerning the Fund's Institutional Shares may be obtained by reading a copy of that prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has different combinations of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

You may purchase Platform Shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by First Dominion Capital Corp. (the "Distributor") to sell shares of the Fund (collectively, "Financial Intermediaries"). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 527-9525. There are no sales charges in connection with purchasing Platform Shares of the Fund. Financial Intermediaries who offer Platform Shares may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. If you hold an account through a Financial Intermediary, you may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting your Financial Intermediary. Financial Intermediaries may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o     Residential  or  business  street  address  (although  post office boxes are still permitted for mailing); and
o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for Platform Shares of the Fund is $2,500. Subsequent investments must be in amounts of $100 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Adviser and the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

By Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

By Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at
(800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Platform Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                                REDEEMING SHARES

You may redeem Platform Shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your Platform Shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Platform Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order. A two percent (2.00%) redemption fee is deducted from the proceeds of the Fund's Platform Shares if shares are redeemed within ninety (90) days after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell Platform Shares through a financial intermediary, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of Platform Shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Company from fraud, signature guarantees are required for: (i) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (ii) all requests to transfer the registration of shares to another owner; and (iii) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(i) the written request for redemption; or (ii) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (i) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(ii) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (iii) trust companies; (iv) firms which are members of a domestic stock exchange; (v) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (vi) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. The Transfer Agent cannot honor guarantees from a notary public, a savings and loan association, or a savings bank.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account if it has a value of less than the required minimum investment. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You may pay a redemption fee on an exchange based on the date you bought the original shares you exchanged.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Adviser to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser identifies as market timing, the Adviser will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the AdvIser believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

In an effort to deter market timing or other abusive trading activities, the Company has adopted a redemption fee. A 2.00% redemption fee shall be imposed on any Platform Shares redeemed within ninety (90) days after purchase. The redemption fee is retained by the Fund to defray market effects, taxes and expenses created by short-term investments in the Fund. This redemption fee is meant to prevent short-term trading in the Fund. The redemption fee is a percentage of the NAV at the time of purchase. The Company reserves the right to waive this fee. The redemption fee shall not apply towards shares purchased with the reinvestment of dividends. In determining the amount of any redemption fee, the shares having been held the longest in the account shall be considered redeemed first.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer Platform Shares to another owner, send a written request to the Transfer Agent. Your request should include
(i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the Platform Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid at least annually. The Fund intends to distribute any net capital gains at least annually.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Fund's Distributor. Investment professionals who offer Platform Shares may request fees from their individual clients. If you invest through a financial intermediary, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

Rule 12b-1 Fees - The Board has adopted a Distribution Plan for the Fund's Platform Shares (the "12b-1 Plan"). Pursuant to the 12b-1 Plan, the Fund may finance from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the distributor. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the distributor to provide such services. Because these fees are paid out of the Platform Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Payments to Financial Intermediaries - Certain financial intermediaries that maintain "street name" or omnibus accounts provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These fees (service fees) are paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

                              THE WORLD FUNDS, INC.
               8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525







         Osprey Concentrated Large Cap Value Equity Fund

               STATEMENT OF ADDITIONAL INFORMATION


                                January [ ] 2008


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses of the Osprey Concentrated Large Cap Value Equity Fund (the "Fund"), as listed below, as they may be supplemented or revised from time to time. You may obtain the prospectuses of the Fund, free of charge, by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.

Current prospectuses:

o     Institutional Shares; and
o     Class P ("Platform Shares")

                                TABLE OF CONTENTS



                                                                            PAGE


GENERAL INFORMATION...............................................1
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS...............1
INVESTMENT OBJECTIVE..............................................1
STRATEGIES AND RISKS..............................................1
INVESTMENT PROGRAMS...............................................1
INVESTMENT RESTRICTIONS...........................................4
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES.....................5
MANAGEMENT OF THE COMPANY.........................................7
INVESTMENT ADVISER AND ADVISORY AGREEMENT........................11
MANAGEMENT-RELATED SERVICES......................................13
PORTFOLIO TRANSACTIONS...........................................15
CAPITAL STOCK AND DIVIDENDS......................................16
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES.................17
SPECIAL SHAREHOLDER SERVICES.....................................19
TAX STATUS.......................................................20
INVESTMENT PERFORMANCE...........................................21
FINANCIAL INFORMATION............................................24
PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURESAPPENDIX A

1-WA/2909337.12909337.3
                               GENERAL INFORMATION

The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund." This SAI relates to the Osprey Concentrated Large Cap Value Equity Fund series (the "Fund"). The Fund is a separate investment portfolio or series of the Company. The Fund is not a "diversified" series, as that term is defined in the 1940 Act.

As of the date of this SAI, the Fund is authorized to issue two classes of shares: Institutional Shares, imposing a maximum deferred sales charge of 2.00% for shares redeemed within ninety (90) days of purchase; and Platform Shares, imposing a two percent (2.00%) redemption fee if shares are redeemed within ninety (90) days of purchase, and a 0.25% 12b-1 fee.

       ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objective and policies. The Fund's fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The Fund's investment objective, investment programs, restrictions and the operating policies of the Fund are not fundamental policies and can be changed by the Board of Directors of the Company (the "Board") without shareholder approval.

                              INVESTMENT OBJECTIVE

The Fund's investment objective is to seek to provide long-term growth of capital. All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program. The Fund's investment objective is non-fundamental and therefore, may be changed without shareholder approval.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

Equity Securities - Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of a fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

      Common Stocks - Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

      Preferred Stocks - Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.

      Warrants - The Fund may invest in warrants and considers such securities to be "equity securities" for purposes of its investment strategies. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

      Convertible Securities - Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock or other equity securities, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other equity securities).

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks
- The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

      Bankers' Acceptances - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

      Certificates of Deposit - Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

      Time Deposits - Time deposits are non -negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

      Repurchase Agreements - As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U.S. government securities. The Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Fund invests. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by the Fund. The Fund's investment adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

Debt Securities - The Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of "large capitalization" companies. The Fund may invest up to 20% of its assets in high quality money market instruments and repurchase agreements. Such securities include obligations of governments, instrumentalities and corporations. The high quality money market securities in which the Fund may invest will be rated at the time of purchase in the top two ratings categories by Moody's Investors Service, Inc. ("Moody's"), or by Standard & Poor's Rating Group ("S&P"), or will be determined to be of equivalent quality by the Fund's investment adviser.

Commercial Paper - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted.

Debentures - The Fund may invest in debentures, which are general debt obligations backed only by the integrity of the borrower and documented by an agreement called an indenture. An unsecured bond is a debenture.

Depositary Receipts - American Depositary Receipts ("ADRs") are receipts typically issued in the United States by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the United States. The Fund may also invest in EDRs, GDRs and RDCs. EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the United States.

U.S. Government Securities - The Fund may invest in U.S. government securities. The term "U.S. Government Securities" refers to a variety of securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, and by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the full faith and credit of the United States. Securities issued or guaranteed by U.S. government agencies or U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim directly against the United States in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Other Investment Companies - An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies fees and expenses.

Exchange-Traded Funds ("ETFs") - An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETF's also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when a Fund invests in ETF's, shareholders of the Fund bear their proportionate share of the underlying ETF's fees and expenses.

Non-Diversification - The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most potential for total return on a risk adjusted basis. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's investment adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the investment adviser's opinion, to meet the Fund's objective. The investment adviser anticipates that the average annual portfolio turnover rate of the Fund will be between 50% and 75%.

                             INVESTMENT RESTRICTIONS

Fundamental Investment Policies and Restrictions - The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

As a matter of fundamental policy, the Fund will not:

1. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies and Restriction - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus and elsewhere in the SAI, the Fund will be subject to the following investment restrictions. Theses restrictions are considered non-fundamental and may be changed by the Board without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

As a matter of non-fundamental policy, the Fund may not:

1. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the
                              ===
      securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

2. Borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate  the Fund to  purchase  securities  or require the
                ===                                           ===
      Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money,
                                    ===
      from any source, for temporary purposes in an amount not exceeding 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable
                             ===
      securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

6. Invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, under normal circumstances, in equity securities of large capitalization companies.

           DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non- standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Company is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

Additionally, the Adviser has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. every day to a financial data processing company that provides automated data scanning and monitoring services for the Fund;

2. every day to a research company that allows the Adviser to perform attribution analysis for the Fund; and

3. semi-monthly to the Adviser's proxy voting agent to assess and vote proxies on behalf of the Fund.

The Company and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Company nor its Adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                            MANAGEMENT OF THE COMPANY

Directors and Officers - The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders. The directors are experienced businesspersons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. The directors who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Company, are noted with an asterisk(*).

------------------------------------------------------------------------

Other

Directorships

by

Directors
                           Number  Principal Occupation(s)
and
                           of     During the Past Five Years
Number of
               Position(s) Funds
Funds in
    Name,       Held with  in
the
 Address and     Company   Company
Complex
  year born    and Tenure  Overseen
Overseen
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco,    Chairman,   10     Treasurer and Director of
World
III*(1)        Director           Commonwealth Shareholder
Insurance
8730 Stony     and                Services, Inc. (fund
Trust - 1
Point Pkwy     President          administrator) since
Fund
Suite 205      since 1997         1985; President and
Richmond, VA                      Director of First
23235                             Dominion Capital Corp.
(1945)                            (broker-dealer) and Fund
                                  Services, Inc. (transfer
                                  agent) since 1987;
                                  President and Treasurer
                                  of Commonwealth Capital
                                  Management, Inc.
                                  (investment adviser)
                                  since 1983; President of
                                  Commonwealth Capital
                                  Management, LLC since
                                  1984; President and
                                  Director of Commonwealth
                                  Fund Accounting, Inc.
                                  since 2004; Director of
                                  American Growth Fund
                                  (investment company)
                                  since December 2006; and
                                  Chairman and Trustee of
                                  World Insurance Trust
                                  (investment company)
                                  since 2002.    Mr. Pasco
                                  is also a certified
                                  public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd,   Director    10     Retired.  Manager of the
World
Jr.*(1) 8730   since 1997         Customer Services
Insurance
Stony Point                       Operations and Accounting
Trust - 1
Pkwy                              Division of the Potomac
Fund
Suite 205                         Electric Power Company
Richmond, VA                      from 1978 to 2005;
Satuit
23235                             Trustee of World
Capital
(1940)                            Insurance Trust
Management
                                  (investment company)
Trust - 1
                                  since 2002; Trustee of
Fund
                                  Satuit Capital Management Trust (investment
                                  company) since 2002; and a Trustee of Janus
                                  Advisors Series Trust (investment company)
                                  from 2003 to 2005.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
William E.     Director    10     Financial and Tax
World
Poist          since 1997         Consultant, Management
Insurance
8730 Stony                        Consulting for
Trust - 1
Point Pkwy                        Professionals since 1974;
Fund
Suite 205                         Trustee of Satuit Capital
Richmond, VA                      Management Trust
Satuit
23235                             (investment company)
Capital
(1939)                            since 2003; and a Trustee
Management
                                  of World Insurance Trust
Trust - 1
                                  (investment company)
Fund
                                  since 2002.  Mr. Poist is
                                  also a certified public
                                  accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M.        Director    10     President of Alfred J.
World
Dickinson      since 1997         Dickinson, Inc. Realtors
Insurance
8730 Stony                        since 1971; Trustee of
Trust - 1
Point Pkwy                        Satuit Capital Management
Fund
Suite 205                         Trust (investment
Richmond, VA                      company) since 2003; and
Satuit
23235                             a Trustee of World
Capital
(1947)                            Insurance Trust
Management
                                  (investment company)
Trust - 1
                                  since 2002.
Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
Karen M.       Secretary   N/A    Executive Vice President   N/A
Shupe  8730    since 2005         of Administration and
Stony Point    and                Accounting, Commonwealth
Pkwy           Treasurer          Shareholder Services,
Suite 205      since 2006         Inc. since 2003;
Richmond, VA                      Financial Reporting
23235                             Manager, Commonwealth
(1964)                            Shareholder Services,
                                  Inc. from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
David D.       Chief       N/A    Co-Founder and Managing    N/A
Jones, Esq.*   Compliance         Member of Drake
230 Spring     Officer            Compliance, LLC
Hills Dr.,     since 2006         (compliance consulting
Suite 340                         firm) since 2004; founder
Spring, TX                        and controlling
77380                             shareholder of David
(1957)                            Jones & Associates (law
                                  firm) since 1998; President
and Chief
                                  Executive Officer of Citco
Mutual Fund
                                  Services, Inc. (investment
company service
                                  providers) from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Leland H.      President   N/A    President of CSI Capital   N/A
Faust*         of the CSI         Management, Inc.
600            Equity             (investment adviser)
California     Fund               since 1978; Partner,
St, 18th Floor Series             Taylor & Faust (law firm)
San            since 1997         since 1975.
Francisco,
CA  94108
(1946)
------------------------------------------------------------------------
------------------------------------------------------------------------
John T.        Vice        N/A    President of Third         N/A
Connor, Jr. *  President          Millennium Investment
1185 Avenue    of the             Advisors, LLC (investment
of the         Company            adviser) since 1998;
Americas,      and                Chairman of ROSGAL
32nd Fl.       President          Insurance since 1993;
New York, NY   of the             and a Director of Teton
10036          Third              Energy Corporation since
(1941)         Millennium         1993.
               Russia
               Fund
               Series
               since 1998
------------------------------------------------------------------------
------------------------------------------------------------------------
Robert J.      Vice        N/A    Chairman, President and    N/A
Sullivan*      President          Treasurer of Satuit
2807 Gaston    of the             Capital Management Trust
Gate           Company            (investment company)
Mount          and                since December 2000;
Pleasant, SC   President          Managing Director and
29466          of the             Investment Officer of
(1960)         GenomicsFund       Satuit Capital
               Series             Management, LLC
               since 2003         (investment adviser)
                                  since 2000.
------------------------------------------------------------------------
------------------------------------------------------------------------
Jeffrey W.     Vice        N/A    Chief Operating Officer    N/A
Taylor*        President          of Dividend Capital
518 - 17th     of the             Investments LLC
Street         Company,           (investment adviser)
Suite 1700     and                since 2005; Vice
Denver, CO     President          President of Business
80202          of the             Services from 2004 to
(1973)         Dividend           2005; Product Manager,
               Capital            INVESCO Inc. from July
               Realty             2003 to January 2004;
               Income             Manager of Marketing and
               Fund               Business Analytics,
               Series             INVESCO Funds Group Inc.
               since 2006         from 1999 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Gunter         Vice        N/A    Vice President, Vontobel   N/A
Faschang*      President          Asset Management
450 Park       of the             (investment adviser)
Avenue         Company            since 2001 and head of
New York, NY   and                Eastern European equity
10022          President          management and research,
(1972)         of the             Vontobel Asset Management
               Eastern            AG since 2001.
               European
               Equity
               Fund
               Series
               since 2001
------------------------------------------------------------------------
------------------------------------------------------------------------
J. Allen Gray* Vice        N/A    Managing Partner at        N/A
Shrewsbury     President          Osprey Partners
Executive      of the             Investment Management,
Center II,     Company            LLC since 2004; Principal
1040 Broad     and                at Osprey Partners
Street,        President          Investment Management,
Shrewsbury,    of the             LLC from 2002 to 2004;
New Jersey     Osprey             Senior Vice President at
07702          Concentrated       Osprey Partners
(1961)         Large Cap          Investment Management,
               Value              LLC from 1999 to 2002.
               Equity
               Fund
               Series
               since 2006
------------------------------------------------------------------------
------------------------------------------------------------------------
Jordan Kimmel* Vice        N/A    President and majority     N/A
1201 Sussex    President          owner Magnet Investment
Turnpike       of the             Group LLC (investment
Randolph, NJ   Company            adviser) since 1997.
07869          and
(1958)         President
               of The
               Exceptionator
               Fund
               Series
               since 2007
------------------------------------------------------------------------

(1) Messrs. Boyd and Pasco are each considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund and GenomicsFund; (3) he is an affiliated person of Third Millennium Investment Advisors, LLC, which serves as the investment sub-adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment sub-adviser to GenomicsFund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, First Dominion Capital Corp., the Company's underwriter, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Mr. Boyd is considered to be an "interested person" of the Fund because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to the Fund.

Each director holds office for an indefinite term and until the earlier of: the Company's next annual meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board. During the fiscal period ended September 30, 2007, the Audit Committee met four times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist, and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company, although only Messrs. Poist and Dickinson select and nominate candidates to serve as disinterested directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Governance and Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During the fiscal period ended September 30, 2007, the Governance and Nominating Committee met four times.

The Company has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist, and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During the fiscal period ended September 30, 2007, the Pricing and Brokerage Committee met four times.

As of December 31, 2007, the directors beneficially owned the following dollar range of equity securities in the Fund as indicated below:

------------------------------------------------------------------------
Name                  of Dollar Range of        Aggregate Dollar Range
Director                 Equity Securities in   of Equity Securities
                         the Fund               in All Funds of the
                                                Company Overseen by
                                                the Directors
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco, III          None                   None
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel             Boyd, None                   $10,001-$50,000
Jr.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul                     None                   $10,001-$50,000
Dickinson
------------------------------------------------------------------------
------------------------------------------------------------------------
William                  None                   $10,001-$50,000
Poist
------------------------------------------------------------------------

The Company does not compensate the directors and officers who are officers or employees of any investment adviser to a fund of the Company. Messrs. Boyd, Dickinson, and Poist receive a retainer of $500 per quarter and a fee of $200 per fund per meeting for each regular meeting, and $500 per fund for each special meeting of the directors which they attend in person or by telephone. Directors and officers are reimbursed for travel and other out-of-pocket expenses. The Company does not offer any retirement benefits for directors.

For the fiscal period ended September 30, 2007, the directors received the following compensation from the Company:

------------------------------------------------------------------------
Name and Position     Aggregate       Pension or       Total
Held                  Compensation    Retirement       Compensation
                      From the Fund   Benefits         from the
                      for Fiscal      Accrued as Part  Company(2)
                      Year Ended      of Fund Expenses
                      September 30,
                      2007(1)
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco, III,      $-0-            N/A              $-0-
Chairman
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd, Jr.,     $2,300          N/A              $30,000
Director
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M. Dickinson,    $2,300          N/A              $30,000
Director
------------------------------------------------------------------------
------------------------------------------------------------------------
William E. Poist,     $2,300          N/A              $30,000
Director
------------------------------------------------------------------------

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board for the Fund's fiscal period ended September 30, 2007.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal period ended September 30, 2007. The Company consisted of a total of ten funds as of September 30, 2007.

Sales Loads - The Fund currently offers Institutional Shares and Platform Shares. No front-end sales charges are applied to the purchase of Institutional Shares or Platform Shares. A deferred sales charge of 2.00% is imposed on the proceeds of Institutional Shares redeemed within ninety (90) days. The charge is a percentage of the net asset value at the time of purchase.

Policies Concerning Personal Investment Activities - The Fund, the Adviser and FDCC have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov. Proxy Voting Policies - The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Board has delegated to the Adviser the responsibility for decisions regarding proxy voting for securities held by the Fund. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

            INVESTMENT ADVISER AND ADVISORY AGREEMENT

Investment Adviser - Osprey Partners Investment Management, LLC (the "Adviser") located at Shrewsbury Executive Center II, 1040 Broad Street, Shrewsbury, New Jersey 07702, is the Fund's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser was founded in 1998 and provides investment management services to corporations, endowments and foundations, governments and public agencies, Labor Unions, and high net worth individuals and families. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the directors, provides a continuous investment program for the Fund, including investment research and management with respect to securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies, and restrictions as set forth in the prospectus and this SAI. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the directors such periodic or other reports as the directors may request.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser has contractually agreed to waive or limit its fees until September 30, 2008, so that the ratio of total annual operating expenses for the Fund's Institutional Shares and Platform Shares are limited to 1.49% and 1.74%, respectively. In addition to this contractual agreement, the Adviser has voluntarily agreed to waive or limit its fees and to assume other expenses, so that the ratio of total annual operating expenses for the Fund's Institutional Shares is 0.00%. The Adviser may discontinue all or part of this voluntary waiver at any time. These limits do not apply to interest, taxes, brokerage costs, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business. The Adviser will be entitled to reimbursement of fees waived. The reimbursement amount shall not include voluntary fees waived and expenses reimbursed. The total amount of reimbursement recoverable by the Adviser (the "Reimbursement Amount") is the sum of all fees previously waived by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The Reimbursement Amount may not include any additional charges or fees, such as interest accruable on the Reimbursement Amount.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.80% on the average daily net assets of the Fund. For the fiscal period ended September 30, 2007, the Adviser earned and waived $12,487 in advisory fees and reimbursed expenses of $126,346.

Portfolio Managers - This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation - The Adviser compensates the Fund's portfolio managers for their management of the Fund and other accounts managed by the Adviser. Both of the Fund's portfolio mangers' compensation consists of a cash salary (a relatively fixed component) and annual partnership distributions, which are dependent on the profitability of the firm. Mr. Jensen's compensation also consists of an annual discretionary bonus determined by the Adviser's Management Committee. In general, the discretionary cash bonus is determined based on the Fund's and the other accounts' pre-tax performance as compared to a particular benchmark, currently the Russell 1000 Value Index, over varying time-periods and economic cycles. The bonus also is based on other subjective factors, such as leadership, ideas and overall contributions to the investment team. The Management Committee also takes into account performance of the products they manage and profitability of the firm. Firm revenues are derived from investment management fees which are based on the market value of assets under management for all accounts, including the Fund.

Fund Shares Owned by Portfolio Managers - The Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Fund is new and, therefore, has not completed a fiscal year.

Other Accounts - In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2007.

----------------------------------------------------------------------
    Name          Registered       Other Pooled     Other Accounts
                  Investment
                   Companies
                            (excluding the Investment
                                 Fund) Vehicles
----------------------------------------------------------------------
----------------------------------------------------------------------
              Number   Total      Number   Total Number      Total
              of                  of             of
              Accounts   Assets   Accounts AssetsAccounts   Assets
----------------------------------------------------------------------
----------------------------------------------------------------------
John W. Liang
                 1     $41.9        None    $0      11      $561.9
                        million                             million
----------------------------------------------------------------------
----------------------------------------------------------------------

Bruce J.         1     $41.9        None    $0      2       $410.4
Jensen                  million                             million
----------------------------------------------------------------------

Conflicts of Interests - The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. The Adviser's investment committee determines the shape and composition of each model portfolio with the result that each portfolio manager of the Fund is focused on particular investment disciplines rather than competing accounts yet remains sensitive to client investment requirements. The primary portfolio managers review the Fund daily.

The Adviser has also adopted trading policies and procedures with the objective of treating all clients fairly so that over time no client is advantaged or disadvantaged over another. Where the Adviser has discretionary trading authority, it will bunch orders for execution with the result that each client participating in the aggregated order participates at an average share price. Commission costs are shared on a pro-rata basis. Clients may direct the Adviser to execute trades with a specific broker causing them to be excluded from bunched orders. The Adviser utilizes a random rotation process in an attempt to not disadvantage any one client over another.

The Adviser also manages a Large Cap and Concentrated portfolio in the Adviser's Profit Sharing Plan ("Plan") similar to its Large Cap and Concentrated client accounts and the Fund may buy and sell securities for its Plan that it also recommends to its clients. Any such transactions are consistent with recommendations being made to clients, including the Fund, and any trades for the Plan are executed last in the firm's trading rotation.

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to the Administrative Services Agreement with the Company (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. John Pasco III, Chairman of the Board, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

For its services as administrator (which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting), CSS receives an asset-based fee, computed daily and paid monthly at the annual rate of 0.10% of the average daily net assets of the Fund up to $75 million (with a minimum annual fee of $20,000), and 0.07% of the average daily net assets of the Fund in excess of $75 million. CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters. As provided in the Services Agreement, CSS earned $20,000 and received $8,711 for its services for the period ended September 30, 2007, voluntarily waiving fees of $11,289.


Custodian - Pursuant to a Custodian Agreement with the Company, UMB Bank ("UMB"), 928 Grand Boulevard, 5th Floor, Kansas City, Missouri 64106, acts as the custodian of the Fund's securities and cash. With the consent of the Company, UMB has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Fund. UMB is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the United States. Such appointments are subject to appropriate review by the Company's Board of Directors.

Accounting Services - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CFA. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses. As provided in the Accounting Agreement, CFA received $10,000 for its services for the period ended September 30, 2007.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board, is the sole owner of FSI; therefore, FSI may be deemed to be an affiliate of the Company and CSS.

FSI provides certain shareholder and other services to the Fund, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board, owns 100% of the Distributor, and is its President, Treasurer and a Director. The Distributor is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Fund's shares is continuous. The Distributor may receive Distribution 12b-1 and service fees from the Platform Shares of the Fund, as described in the applicable prospectus and this SAI. For the period ended September 30, 2007 there were no fees received by the Distributor.

Independent Accountants - The Company's independent registered public accounting firm, Tait, Weller & Baker LLP audits the Company's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Company's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Philadelphia, Pennsylvania 19103.

Plan of Distribution - The Fund has a Plan of Distribution or "12b-1 Plan" for its Platform Shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect.

The 12b-1 Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the Platform Shares average daily net assets. Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". These costs may include payment of expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. The Plan provides that the Fund will compensate the Distributor at an annual rate of up to 0.25% of the Platform Shares average daily net assets regardless of the Distributor's expenses. All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Directors and is terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the Platform Shares' outstanding voting securities. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization (defined below) is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the Platform Shares' outstanding voting securities, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

In addition, the Fund may also pay up to 0.25% to an institution (a "Service Organization") for shareholder support services, which may not exceed the annual rate of 0.25% of the average daily net assets attributable to the Fund's outstanding Platform Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship. This amount may be paid outside of the Fund's Rule 12b-1 Plan, but pursuant to a Shareholder Servicing Plan.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Platform Shares.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Platform Shares, in connection with their accounts with such Service Organizations. Any such fees are not within and would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Platform Shares.

                             PORTFOLIO TRANSACTIONS

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker. On occasion, the Adviser will place over-the-counter equity transactions on an agency basis. If an over-the-counter equity transaction is effected on an agency basis, clients will be charged commissions in addition to the broker's spread with is included in the offer or bid price of the security.

In choosing brokers to effect portfolio transactions for the Fund, the Adviser considers any research, statistical or other information or services (the "Services") provided by such other brokers which enhance the Adviser's investment research and portfolio management capability generally. The Adviser also considers security price, speed of execution and willingness of the broker-dealer to commit its own capital. Services provided by such brokers may be used in servicing all of the Adviser's accounts and not all such Services may be used by the Adviser in connection with the accounts which paid commissions to the brokers providing the Services. Accordingly, the Adviser shall not be required or deemed to have the duty to obtain the lowest brokerage commission rates available or to combine or arrange orders to obtain the lowest brokerage commission rates available on transactions for its clients. If the amount of commission charged by a broker is reasonable in relation to the value of the brokerage functions and services provided by such broker to the Adviser, the Adviser may effect brokerage transactions with such broker notwithstanding the fact that such broker charges higher commissions than those another broker might charge. It is the Adviser's policy, consistent with investment considerations, to seek the most favorable price and execution for brokerage orders. Commissions on all brokerage transactions are subject to negotiation.

The Adviser may consider the research capabilities of various brokerage firms, including their coverage of various industries, the information systems offered by such brokerage firms and the timing and accuracy of their delivery of statistical information. The Adviser may also effect transactions through brokers which pay for research services provided by third parties in accordance with Section 28(e) of the Securities Exchange Act of 1934. These supplemental research and statistical services may consist of written or oral research reports from various services which aid the Adviser in fulfilling its investment decision making responsibilities, including security pricing services and electronic information management systems. Research services furnished or paid for by brokers and through whom the Adviser effects transactions may be used by the Adviser in servicing all of the Adviser's accounts and not all such services may be used by the Adviser in connection with the accounts which paid commissions to the brokers providing the services. Commissions paid to brokers providing such research may be higher than those charged by brokers not providing such services. The Adviser will effect transactions through brokers providing third party research services only if the commissions charged by such brokers are reasonable in relation to the value of the brokerage functions and research services provided.

The Board has adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker-dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive (1) a price and execution no less favorable than that available from unaffiliated persons, and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The Board reviews all transactions which have been placed pursuant to those policies and procedures at its Board meetings. The Board will also periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers.

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue one billion fifty million (1,050,000,000) shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows: twenty-five million (25,000,000) shares for Class P Shares of the series; and twenty-five million (25,000,000) shares for Institutional Shares of the series.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in their discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board. Shares will be maintained in open accounts on the books of the Transfer Agent. Each class of shares in the Fund (i.e., Class P and Institutional Shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

If they deem it advisable and in the best interests of shareholders, the directors may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the directors. Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of the Automatic Investment Plan.

Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan -- The Board of Directors have adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectuses, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund.

        ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order. Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment by the time the Fund prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, directors, and employees of the Company and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - Shareholders may exchange their shares for the same class of shares of any other fund of the Company, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, any declared but unpaid income dividends and capital gain distributions will be reinvested in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form (meaning that written instructions signed by all registered owners, with a signature guarantee if necessary, is received).

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds of the Company.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

Frequent Purchase and Redemptions - The Fund has no arrangements with any persons to permit frequent purchases or redemptions of Fund shares.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account.

Telephone Transactions - A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

Automatic Investment Plans - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Individual Retirement Account ("IRA") - All wage earners under 70-1/2, even those who participate in a company sponsored or government retirement plan, may establish their own IRA. You can contribute 100% of your earnings up to $4,000 per year. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. A spouse who does not earn compensation can contribute up to $3,000 per year to his or her own IRA. The deductibility of such contributions will be determined under the same rules as for contributions made by individuals with earned income. A special IRA program is available for corporate employees under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the corporate employer of many of the recordkeeping requirements or establishing and maintaining a corporate retirement plan trust.

If a shareholder has received a distribution from another qualified retirement plan, all or part of that distribution may be rolled over into your Fund IRA. A rollover contribution is not subject to the limits on annual IRA contributions. By acting within applicable time limits of the distribution you can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

Roth IRA - A Roth IRA permits certain taxpayers to make a non-deductible investment of up to $4,000 per year. Individuals who are, or become, at least 50 years old during the taxable year may contribute an additional $500 per year. Provided an investor does not withdraw money from his or her Roth IRA for a 5 year period, beginning with the first tax year for which contribution was made, deductions from the investor's Roth IRA would be tax free after the investor reaches the age of 59-1/2. Tax free withdrawals may also be made before reaching the age of 59-1/2 under certain circumstances. Please consult your financial and/or tax professional as to your eligibility to invest in a Roth IRA. An investor may not make a contribution to both a Roth IRA and a regular IRA in any given year. An annual limit of $4,000 applies to contributions to regular and Roth IRAs. For example, if a taxpayer contributes $4,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

How to Establish Retirements Accounts - Please call the Company to obtain information regarding the establishment of individual retirement plan accounts. The plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. A shareholder may wish to consult with an attorney or other tax adviser for specific advice concerning tax status and plans.

                                   TAX STATUS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its investors. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its investors, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Distributions of Net Investment Income - The Fund receives income generally in the form of dividend income on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or reinvest them in additional shares. Absent further legislation, the lower tax rates applicable to qualified dividend income will not apply to distributions in taxable years beginning after December 31, 2010.

Distribution of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Information on the tax character of distributions - The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company - The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal period, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as dividend income that should qualify as qualified dividend income (for individual shareholders) and for the dividends received deduction (in the case of corporate shareholders) to the extent of the Fund's earnings and profits.

Excise tax distribution requirements - To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31st of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the calendar year plus 98% of its capital gain net income earned during the twelve month period ending October 31 of such calendar year and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different fund of the Company, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Federal Home Loan Mortgage Corporation or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                                                                               6
                              Yield = 2[(a-b +1) -1]
                                         ---
                                              cd
where:

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes.

Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total Return Performance - Total return quotations used by the Fund are based on standardized methods of computing performance mandated by the SEC. The average annual total return (before taxes) of the Fund is calculated according to the following formula:

               n
      P(1+T) = ERV

where:

P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years (1, 5 or 10) ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods(or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or loses (e.g., short-term or long-term).

The Fund may also, from time to time, include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australasia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $1,000 in shares and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above. The Fund may also advertise the performance rankings assigned by the various publications and statistical services, including but not limited to, Capital Resource Advisors, Lipper Mutual Performance Analysis, Intersec Research Survey of non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other national or regional publications.


                              FINANCIAL INFORMATION

Financial Highlights, Statements and Reports of Independent Accountants. You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                              THE WORLD FUNDS, INC.
               8730 Stony Point Parkway, Suite 205
                               Richmond, VA 23235
                            Telephone: (888) 826-2520
              e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year ended September 30, 2007 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent registered public accounting firm, Tait, Weller & Baker LLP whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      Appendix A

    PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES

The Board has delegated to the Adviser the responsibility for decisions regarding proxy voting for securities held by the Fund. Below is the Adviser's proxy voting policy guidelines and a concise summary of the 2006 U.S. Proxy Voting Guidelines of Institutional Shareholder Services, which serves as the Adviser's proxy voting agent.

           Osprey Partners Investment Management, LLC
                               Proxy Voting Policy

Osprey Partners Investment Management, LLC, ("Osprey"), votes proxies for all discretionary clients who have delegated proxy voting authority to the firm either in their investment contract, the client's investment policy statement or by letter. Absent this direct delegation Osprey expressly declines to vote client proxies as stated in its standard investment management agreement. Osprey also may not vote proxies for clients for whom it acts as subadviser where the delegation of proxy voting authority has been granted to another investment adviser. While Osprey's fiduciary duty of care imposes a responsibility to monitor corporate events and vote proxies for those clients delegating such authority, if Osprey determines that the cost of voting a proxy exceeds the expected benefit of voting the proxy Osprey will refrain from voting.

As part of Osprey's fiduciary responsibility in managing client assets when Osprey does accept proxy voting authority, it is Osprey's policy to vote proxies in a manner that the firm determines is in the best interest of its clients. As a fiduciary the duty of loyalty requires that decisions reflect the best interest of the beneficiaries or protect the rights of beneficiaries as shareholders. Thus, in making a proxy voting decision, two overriding considerations should be assessed: first, the economic impact of the proposal; and second, the best interest impact of a proposal if it were to pass or not pass, as the case may be. Osprey applies its proxy voting policy consistently and documents the reasons for voting.

To assist in monitoring corporate actions Osprey subscribes to the proxy voting agent services of Institutional Shareholder Services ("ISS") an advisor that specializes in providing a variety of fiduciary-level services related to proxy voting. ISS provides Osprey the following services: notification of upcoming shareholder meetings; research and analysis of the issues to be voted on and recommendation of how to vote; vote execution; and vote record keeping and reporting. ISS provides voting policies spanning three hundred proxy issues in twelve categories. Osprey will consider the recommendations of ISS and will generally vote with those recommendations. However, Osprey's review of the ISS analysis as well as Osprey's own research may lead Osprey to override ISS' recommendation and vote specific issues differently based on Osprey's belief that such a vote is in the best interest of its clients. Once Osprey has registered a vote with ISS it is stored in their central database and a hardcopy report is maintained in the operations department of Osprey.

Factors to Consider in Voting Proxies:

Recognizing that clients may have different concerns about issues, Osprey utilizes the policy development services of ISS and uses four policies provided by ISS in its analysis and determination of how to vote proxies, three of which have been customized to provide analysis that correlates with different investment guidelines. We utilize a Taft-Hartley voting guideline, a Social guideline, a Religious guideline and a Standard guideline for those accounts with none of the aforementioned sensitivities. These policies deal with proxy issues relating to boards of directors, proxy contests, auditors, tender offers, capital structure, executive and director compensation, and social issues among other issues. A summary of the ISS Standard Proxy Voting Guideline is attached for reference.

Conflicts of Interest

As a fiduciary Osprey follows procedures designed to prevent material conflicts of interest from affecting vote decisions. A conflict of interest would arise in the event that Osprey management has a personal interest in the outcome of the vote that would benefit the firm. In the event of a material conflict of interest Osprey would disclose the conflict to the client and vote the proxy in accordance with the recommendation of ISS. Examples of such a conflict would be if an officer of Osprey is also a director of or has a business relationship with a company whose securities we invest in, or has a personal relationship with participants in a proxy solicitation.

A conflict of interest could also arise if ISS were not able to make voting recommendations in an impartial manner and in the best interest of our clients. Osprey has reviewed the policies and procedures of ISS with regard to conflicts of interest and believes that they address this potential issue. Osprey requires ISS to disclose any relevant facts about relationships they may have with issuers including compensation they have received. Moreover, ISS discloses to Osprey whether a conflict of interest exists at the time of each vote recommendation. Should that disclosure reveal a material conflict of interest, Osprey will weigh the ISS recommendation in light of the conflict and decide at that time, on a case by case basis, whether Osprey should vote the respective proxy directly.

Proxy Voting Procedures

Osprey utilizes the Web-based ProxyMaster and VOTEX systems of ISS to determine whether there are any upcoming shareholder meetings or outstanding issues to be voted. The Proxymaster system contains reports with ISS' vote recommendations and research for each issue. Each report presents both management's position and the recommendation of ISS in order to facilitate a clear comparison. Osprey's Chief Operating Officer will review all issues where ISS recommends a vote that does not support a management position and will determine the action to take. All votes are registered with ISS prior to the meeting date.

A file is maintained in Osprey's operations department of all Proxymaster reports including: indicating how the issue was voted. In addition, ISS stores all voting records and reports for five years and undertakes to make these records available to subscribers promptly upon request.

Disclosure to Clients
Clients may request and receive a report of the different proxy voting policies as well as a record of how their proxies were voted by contacting Janet Early at Osprey Partners Investment Management, LLC, 1040 Broad Street, Shrewsbury, NJ 07702, telephone 732-542-9191, or e-mail: jearly@ospreyinvest.com.

Initiated 12/1/1998, Amended 5/1/2003; 1/21/2004; 8/6/2004

      Concise Summary of 2006 U.S. Proxy Voting Guidelines
         Effective for meetings on or after Feb. 1, 2006
                              Updated Jan. 12, 2006

1. Auditors

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless:
o An auditor has a financial interest in or association with the company, and is therefore not independent;
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or
o     Fees for non-audit services are excessive.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:
o Composition of the board and key board committees; o Attendance at board and committee meetings; o Corporate governance provisions and takeover activity; o Disclosures under Section 404 of the Sarbanes-Oxley Act; o Long-term company performance relative to a market and peer index;
o Extent of the director's investment in the company; o Existence of related party transactions; o Whether the chairman is also serving as CEO; o Whether a retired CEO sits on the board; o Number of outside boards at which a director serves. WITHHOLD from individual directors who:
o Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);
o     Sit on more than six public company boards;
o Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).
WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:
o The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;
o The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;
o The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;
o The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;
o The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
o At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;
o     A Russell 3000 company underperformed its industry group
      (GICS group). The test will consist of the bottom performers within each industry group (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year
      TSR; and 50 percent weight on 5-year TSR. Company's response to performance issues will be considered before withholding.
WITHHOLD from inside directors and affiliated outside directors when: o The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
o The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
o     The full board is less than majority independent.
WITHHOLD from the members of the Audit Committee if:
o     The non-audit fees paid to the auditor are excessive;
o A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.
WITHHOLD from the members of the Compensation Committee if:
o There is a negative correlation between chief executive pay and company performance;
o The company fails to submit one-time transfers of stock options to a shareholder vote;
o The company fails to fulfill the terms of a burn rate commitment they made to shareholders;
o The company has poor compensation practices. WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:
o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);
o     Two-thirds independent board;
o     All-independent key committees;
o     Established governance guidelines;
o     The company does not under-perform its peers.

Majority Vote Shareholder Proposals
Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

At a minimum, a company's policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:

o Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;
o The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee's status;
o The policy needs to specify that the process of determining the nominee's status will be managed by independent directors and must exclude the nominee in question;
o An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);
o The final decision on the nominee's status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.
In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.

3. Proxy Contests

Voting for Director Nominees in Contested Elections Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
o Long-term financial performance of the target company relative to its industry;
o     Management's track record;
o     Background to the proxy contest;
o     Qualifications of director nominees (both slates);
o Strategic plan of dissident slate and quality of critique against management;
o Likelihood that the proposed goals and objectives can be achieved (both slates);
o     Stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

4. Takeover Defenses

Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either: o Shareholders have approved the adoption of the plan; or o The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
o No lower than a 20 percent trigger, flip-in or flip-over; o A term of no more than three years; o No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill; o Shareholder redemption feature (qualifying offer clause);
      if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, evaluate the proposed transaction based on these factors:

o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?
o     Market reaction - How has the market responded to the proposed deal?
o Strategic rationale - Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.
o Negotiations and process - Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?
o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.
o Governance - Will the combined company have a better or worse governance profile than the parties to the transaction?

6. State of Incorporation

Reincorporation Proposals
Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

7. Capital Structure

Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence.

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote
AGAINST the plan if:
o The total cost of the company's equity plans is unreasonable;
o The plan expressly permits the repricing of stock options without prior shareholder approval;
o There is a disconnect between CEO pay and the company's performance;
o The company's three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or
o     The plan is a vehicle for poor pay practices.

Director Compensation
Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation plan are met and disclosed in the proxy statement:
o Stock ownership guidelines with a minimum of three times the annual cash retainer.
o Vesting schedule or mandatory holding/deferral period: - A minimum vesting of three years for stock options or restricted stock; or
-          Deferred stock payable at the end of a three-year deferral period.
o A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
o No retirement/benefits and perquisites for non-employee directors; and
o A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.

Disclosure of CEO Compensation-Tally Sheet
Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.

Employee Stock Purchase Plans--Qualified Plans Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:
o Purchase price is at least 85 percent of fair market value; o Offering period is 27 months or less; and o The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Employee Stock Purchase Plans--Non-Qualified Plans Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:
o Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
o Limits on employee contribution (a fixed dollar amount or a percentage of base salary);
o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;
o No discount on the stock price on the date of purchase since there is a company matching contribution.

Option Exchange Programs/Re-pricing Options Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.

Severance Agreements for Executives/Golden Parachutes Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include: o A trigger beyond the control of management; o The amount should not exceed three times base amount
      (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;
o Change-in-control payments should be double-triggered, i.e., (1) after a change in the company's ownership structure has taken place, and (2) termination of the executive as a result of the change in control.

9. Corporate Responsibility

Animal Rights
Generally vote AGAINST proposals to phase out the use of animals in product testing unless:
o The company is conducting animal testing programs that are unnecessary or not required by regulation;
o The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;
o The company has been the subject of recent, significant controversy related to its testing programs. Generally vote FOR proposals seeking a report on the company's animal welfare standards.

Drug Pricing and Re-importation
Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:
o The existing level of disclosure on pricing policies; o Deviation from established industry pricing norms; o The company's existing initiatives to provide its products to needy consumers;
o Whether the proposal focuses on specific products or geographic regions. Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.

Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Tobacco
Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.


Toxic Chemicals
Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals.
Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Arctic National Wildlife Refuge
Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:
o New legislation is adopted allowing development and drilling in the ANWR region;
o     The company intends to pursue operations in the ANWR; and
o The company has not disclosed an environmental risk report for its ANWR operations.


Concentrated Area Feeding Operations (CAFOs) Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:
o The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or
o The company does not directly source from CAFOs.

Global Warming and Kyoto Protocol Compliance Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:
o The company does not maintain operations in Kyoto signatory markets;
o The company already evaluates and substantially discloses such information; or,
o Greenhouse gas emissions do not significantly impact the company's core businesses.

Political Contributions
Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.

Link Executive Compensation to Social Performance Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.

Outsourcing/Offshoring
Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.


Human Rights Reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.

10. Mutual Fund Proxies

Election of Directors
Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

Converting Closed-end Fund to Open-end Fund Vote CASE-BY-CASE on conversion proposals, considering the following factors:
o     Past performance as a closed-end fund;
o     Market in which the fund invests;
o     Measures taken by the board to address the discount; and
o Past shareholder activism, board activity, and votes on related proposals.

Establish Director Ownership Requirement Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

Reimburse Shareholder for Expenses Incurred Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.

Terminate the Investment Advisor
Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors: o Performance of the fund's net asset value; o The fund's history of shareholder relations; o The performance of other funds under the advisor's management.

PART C - OTHER INFORMATION

Item 23.   Exhibits

(a) Articles of Incorporation.

(a)(1) Articles of Incorporation of The World Funds, Inc. (the
           "Registrant") dated May 8, 1997, as filed with the State
           of  Maryland   Department  of  Assessments   and
Taxation
           ("State  of  Maryland")  on May 9,  1997 are
incorporated
           herein  by   reference   to  Exhibit   No.
23(a)(1)   of
           Post-Effective   Amendment  No.  19  to  the
Registrant's
           Registration  Statement on Form N-1A (File Nos.
333-29289
           and  811-08255)  as filed  with the  U.S.
Securities  and
           Exchange Commission (the "SEC") on December 26, 2001.

(a)(2) Articles Supplementary dated July 29, 1997, as filed with the State of Maryland on July 30, 1997, creating the CSI
Equity Fund and the
           CSI Fixed Income Fund, are incorporated herein by reference to
           Exhibit No. 23(a)(2) of Post-Effective Amendment No.
19 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-08255) as filed with the SEC on December 26, 2001.

(a)(3) Articles Supplementary dated June 19, 1998, as filed with the State of Maryland on June 23, 1998, creating the Third
Millennium Russia
           Fund and The New Market Fund are incorporated herein by reference to
           Exhibit No. 23(a)(3) of Post-Effective Amendment No.
19 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-08255) as filed with the SEC on December 26, 2001.

(a)(4) Articles Supplementary dated June 22, 1998, as filed with the State of Maryland on June 24, 1998, increasing the
           authorized shares of the Registrant from 250,000,000 to
           500,000,000, are incorporated herein by reference to
           Exhibit No.  23(a)(4) of  Post-Effective  Amendment
No. 19
           to the Registrant's Registration Statement on Form N-1A
           (File Nos. 333-29289 and 811-08255) as filed with the SEC
           Commission on December 26, 2001.

(a)(5) Articles Supplementary dated December 9, 1999, as filed with the
           State of Maryland on March 2, 2000, creating the
GenomicsFund.com,
           are incorporated herein by reference to Exhibit No.
23(a)(5) of
           Post-Effective Amendment No. 19 to the Registrant's
Registration
           Statement on Form N-1A (File Nos. 333-29289 and
811-08255) as filed
           with the SEC on December 26, 2001.

(a)(6) Articles Supplementary dated April 3, 2000, as filed with the State of Maryland on April 27, 2000, creating the Global e
Fund, are
           incorporated herein by reference to Exhibit No.
23(a)(6) of
           Post-Effective Amendment No. 19 to the Registrant's
Registration
           Statement on Form N-1A (File Nos. 333-29289 and
811-08255) as filed
           with the SEC on December 26, 2001.

(a)(7) Articles Supplementary dated April 14, 2000, as filed with the State of Maryland on June 2, 2000, creating the Monument
EuroNet Fund, are
           incorporated herein by reference to Exhibit No.
23(a)(2)(f) of
           Post-Effective Amendment No. 11 to the Registrant's
Registration
           Statement on Form N-lA (File Nos. 333-29289 and
811-08255), as filed
           with the SEC on May 12, 2000.

(a)(8) Articles Supplementary dated May 24, 2000, as filed with the State of Maryland on June 6, 2000, increasing the
           authorized shares of the Registrant from 500,000,000 to
           750,000,000, are incorporated herein by reference to
           Exhibit No.  23(a)(2)(g) of  Post-Effective
Amendment No.
           12 to the Registrant's Registration Statement on Form
                  N-lA (File Nos. 333-29289 and 811-08255), as
                                   filed with
           the SEC on August 18, 2000.

(a)(9) Articles Supplementary dated October 4, 2000, as filed
           with  the  State  of   Maryland   on   October   5,
2000,
           reclassifying shares of the Global e Fund into Class A
           and Class B Shares, are incorporated herein by reference
           to Exhibit No.  23(a)(2)(h)  of  Post-Effective
Amendment
           No. 13 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as
filed with
           the SEC on October 25, 2000.

(a)(10) Articles Supplementary dated December 29, 2000, as filed with the
           State of Maryland on January 8, 2001, creating
Newby's Ultra Fund,
           are incorporated herein by reference to Exhibit No.
23(a)(10) of
           Post-Effective Amendment No. 19 to the Registrant's
Registration
           Statement on Form N-1A (File Nos. 333-29289 and
811-08255) as filed
           with the SEC on December 26, 2001.

(a)(11) Articles of Amendment dated January 10, 2001, as filed with the State of Maryland on January 30,  2001,
renaming
           the   Newby's   ULTRA   Fund  to  the  Newby
Fund,   are
           incorporated   herein  by   reference   to
Exhibit   No.
           23(a)(3)(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A
(File
           Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

(a)(12) Articles of Amendment dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, reclassifying
           the  existing  shares of the Sand Hill  Portfolio
Manager
           Fund, CSI Equity Fund and the  GenomicsFund.com as
Class Y
           Shares, are incorporated herein by reference to Exhibit
           No. 23(a)(3)(b) of Post-Effective Amendment No. 15 to the
           Registrant's  Registration  Statement  on Form N-1A
(File
           Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

(a)(13) Articles Supplementary dated March 9, 2001, as filed with the State of  Maryland  on March 12,  2000,
reclassifying
           certain  of the  authorized  but  unissued  shares
of the
           existing  class  of  shares  of  each  of  the
Sand  Hill
           Portfolio   Manager   Fund,   CSI  Equity   Fund
and  the
           GenomicsFund.com  as Class A,  Class B and Class C
Shares,
           are incorporated herein by reference to Exhibit No.
           23(a)(2)(j) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A
(File
           Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

(a)(14) Articles of Amendment dated June 8, 2001, as filed with the State of Maryland on June 11, 2001,  renaming
Class B
           Shares of the to CSI Equity Fund as Institutional
Shares,
           are incorporated herein by reference to Exhibit No.
           23(a)(14) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-lA
(File
           Nos. 333-29289 and 811-08255), as filed with the SEC on February 7, 2002.

(a)(15) Articles Supplementary dated January 18, 2002, as filed with the
           State of Maryland on January 22, 2002, dissolving the Monument
           EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a) (15) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-lA (File Nos.
333-29289 and
           811-08255), as filed with the SEC on February 7, 2002.

(a)(16) Articles of Amendment dated July 11, 2002, as filed with the State of Maryland on July 16, 2002, changing the name
           of the GenomicsFund.com Class Y, A, B and C Shares to the
           GenomicsFund Class Y, A, B and C Shares, respectively,
           are incorporated herein by reference to Exhibit No.
           23(a)(16) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-lA
(File
           Nos. 333-29289 and 811-08255), as filed with the SEC on October 8, 2002.

(a)(17) Articles of Amendment dated September 3, 2002, as filed with the State of Maryland on September 5, 2002, changing
           the name of the  Newby  Fund to the Chase  Mid-Cap
Growth
           Fund;  renaming  Investment  Class  Shares  of  the
Chase
           Mid-Cap Growth Fund to Class A Shares; and renaming
           Service Class Shares of the Chase  Mid-Cap  Growth
Fund to
           Class C Shares, are incorporated herein by reference to
           Exhibit No. 23(a)(17) of Post-Effective  Amendment
No.
           24 to the Registrant's Registration Statement on Form
                  N-lA (File Nos. 333-29289 and 811-08255), as
                                   filed with
           the SEC on October 8, 2002.

(a)(18) Articles Supplementary dated December 9, 2002, as filed with the State of Maryland on December 16, 2002,
creating
           the  Lara  Treasury   Management  Fund,  are
incorporated
           herein  by   reference   to  Exhibit  No.
23(a)(18)   of
           Post-Effective   Amendment  No.  27  to  the
Registrant's
           Registration     Statement     on    Form    N-lA
(File
           Nos.333-29289/811-8255) as filed with the SEC on December
           19, 2002.

(a)(19) Articles of Amendment dated November 4, 2002, as filed with the State of Maryland  on November 6, 2002,
renaming
           the  existing  shares of the New Market Fund and the
Third
           Millennium   Russia   Fund   as   Class  A
Shares,   are
           incorporated  herein by reference to Exhibit No.
23(a)(19)
           of  Post-Effective  Amendment  No. 28 to the
Registrant's
           Registration  Statement on Form N-lA (File Nos.
333-29289
           and 811-08255) as filed with the SEC on December 19, 2002.

(a)(20) Articles Supplementary dated November 4, 2002, as filed
           with  the  State  of   Maryland   on   November  6,
2002,
           reclassifying shares of the New Market Fund and the Third
           Millennium  Russia  Fund into Class A, Class B and
Class C
           shares, are incorporated herein by reference to Exhibit
           No. 23(a) (20) of Post-Effective Amendment No. 28 to the
           Registrant's  Registration  Statement  on Form N-lA
(File
           Nos. 333-29289 and 811-08255) as filed with the SEC on December 19, 2002.

(a)(21) Articles of Amendment dated March 21, 2003, as filed with the State of  Maryland  on March 22,  2003,
renaming  the
           Lara  Treasury  Management  Fund  A,  C and
Institutional
           Shares  to the  Lara  U.S.  Treasury  Fund  Class A,
C and
           Institutional  Shares,   respectively,   are
incorporated
           herein  by   reference   to  Exhibit  No.  23(a)
(21)  of
           Post-Effective   Amendment  No.  31  to  the
Registrant's
           Registration  Statement on Form N-lA (File Nos.
333-29289
           and 811-08255) as filed with the SEC on October 16, 2003.

(a)(22) Articles Supplementary dated August 18, 2003, as filed with the State of Maryland on August 19, 2003, creating the Vontobel Eastern
           European Equity Fund, are incorporated herein by reference to Exhibit
           No. 23(a)(22) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos.
333-29289 and
           811-08255) as filed with the SEC on October 16, 2003.

(a)(23) Articles of Amendment dated September 29, 2003, as filed
           with  the  State  of  Maryland  on  September   30,
2003,
           renaming B Shares of the New Market Fund as
Institutional
           Shares;  and  renaming  B Shares of the  Third
Millennium
           Russia  Fund as  Institutional  Shares,  are
incorporated
           herein  by   reference   to  Exhibit  No.
23(a)(23)   of
           Post-Effective   Amendment  No.  31  to  the
Registrant's
           Registration  Statement on Form N-lA (File Nos.
333-29289
           and 811-08255) as filed with the SEC on October 16, 2003.

(a)(24) Articles Supplementary dated October 8, 2003, as filed with the State of Maryland on October 9, 2003, creating the Dividend Capital Realty
           Fund, are incorporated herein by reference to Exhibit No. 23(a)(24)
           of Post-Effective Amendment No. 31 to the
Registrant's Registration
           Statement on Form N-lA (File Nos. 333-29289 and
811-08255) as filed
           with the SEC on October 16, 2003.

(a)(25) Articles of Amendment dated October 16, 2003, as filed with the State of Maryland on October 23, 2003, renaming
           the Dividend  Capital Realty Fund as the Dividend
Capital
           Realty Income Fund and renaming the following series of
           the  Registrant as follows:  Dividend  Capital
Realty Fund
           Class A, B, C and Y Shares to the Dividend  Capital
Realty
           Income Fund Class A, B, C and Y Shares,
respectively,  are
           incorporated  herein by reference to Exhibit No.
23(a)(25)
           of  Post-Effective  Amendment  No. 31 to the
Registrant's
           Registration  Statement on Form N-lA (File Nos.
333-29289
           and 811-08255) as filed with the SEC on October 16, 2003.

(a)(26) Articles Supplementary dated October 31, 2003, as filed with the
           State of Maryland on November 4, 2003, creating the Satuit Capital Micro Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(26) of Post-Effective Amendment No. 37 to the
Registrant's
           Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-08255)as filed with the SEC on November 8, 2004.

(a)(27) Articles Supplementary dated October 31, 2003, as filed with the
           State of Maryland on November 4, 2003, creating the Satuit Capital Small Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(27) of Post-Effective Amendment No. 37 to the
Registrant's
           Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-08255) as filed with the SEC on November 8, 2004.

(a)(28) Articles of Amendment dated February 6, 2004, as filed with the State of Maryland on February 10, 2004, renaming
           Class Y Shares of the Dividend  Capital Realty
Income Fund
           as Class I Shares, are incorporated herein by reference
           to Exhibit No. 23(a)(28) of  Post-Effective
Amendment No.
           37 to the Registrant's Registration Statement on Form
                N-1A (File Nos. 333-29289 and 811-08255)as filed
                                    with the
           SEC on November 8, 2004.

(a)(29) Articles of Amendment dated April 20, 2004, as filed with the State of  Maryland  on April 21,  2004,
renaming  the
           Vontobel  Eastern  European  Equity  Fund  series
as  the
           Eastern  European  Equity Fund  series,  are
incorporated
           herein  by   reference   to  Exhibit  No.
23(a)(29)   of
           Post-Effective   Amendment  No.  37  to  the
Registrant's
           Registration  Statement on Form N-1A (File Nos.
333-29289
           and 811-08255) as filed with the SEC on November 8, 2004.

(a)(30) Articles of Amendment dated August 5, 2004, as filed with the State of Maryland on August 10, 2004,  renaming
Class
           B Shares of the Eastern European Equity Fund to the
           Eastern  European Equity Fund  Institutional
Shares,  are
           incorporated  herein by reference to Exhibit No.
23(a)(30)
           of  Post-Effective  Amendment  No. 37 to the
Registrant's
           Registration  Statement on Form N-1A (File Nos.
333-29289
           and 811-08255) as filed with the SEC on November 8, 2004.

(a)(31) Articles Supplementary dated August 13, 2004, as filed with the State of Maryland on August 17, 2004,
increasing
           the authorized  shares of the Registrant from
750,000,000
           to 850,000,000, are incorporated herein by reference to
           Exhibit No. 23(a)(31) of  Post-Effective  Amendment
No. 37
           to the Registrant's Registration Statement on Form N-1A
           (File Nos. 333-29289 and 811-08255) as filed with the SEC
           on November 8, 2004.

(a)(32) Articles of Amendment dated November 11, 2004, as filed with the State of Maryland on November  12, 2004
renaming
           the  Lara  U.S.   Treasury   Fund   series  to  the
Epoch
           International  Small  Cap Fund  series,  are
incorporated
           herein by  reference  to  Exhibit  No.  23(a)(32)
of Post
           Effective   Amendment   No.   38   to   the
Registrant's
           Registration  Statement on Form N-1A (File Nos.
333-29289
           and 811-08255) as filed with the SEC on November 15, 2004.

(a)(33) Articles Supplementary dated May 6, 2005, as filed with the State of
           Maryland on May 10, 2005, creating the Epoch U.S.
All Cap Equity Fund
           series, are incorporated herein by reference to Exhibit No. 23(a)(33)
           of Post Effective Amendment No. 44 to the
Registrant's Registration
           Statement on Form N-1A (File Nos. 333-29289 and
811-08255) as filed
           with the SEC on May 16, 2005.

(a)(34) Articles Supplementary dated August 10, 2005, as filed with the State of Maryland on August 10, 2005, creating the REMS
Real Estate Value
           Opportunity Fund, are incorporated herein by reference to Exhibit No. 23(a)(34) of Post Effective Amendment No. 45 to the
Registrant's
           Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-08255) as filed with the SEC on August 15, 2005.

(a)(35) Articles of Amendment dated September 26, 2005, as filed
           with  the  State  of  Maryland  on  September   30,
2005,
           renaming  the  Class C Shares of the  Epoch  U.S.
All Cap
           Equity Fund as Class P Shares, are incorporated
herein by
           reference  to  Exhibit  No.  23(a)(35)  of Post
Effective
           Amendment   No.  55  to  the   Registrant's
Registration
           Statement   on  Form  N-1A   (File  Nos.
333-29289   and
           811-08255) as filed with the SEC on May 5, 2006.

(a)(36) Articles of Amendment dated September 26, 2005, as filed
           with  the  State  of  Maryland  on  September   30,
2005,
           renaming  the Class C Shares  of the  Epoch
International
           Small  Cap Fund  Class C Shares  as  Class P
Shares,  are
           incorporated  herein by reference to Exhibit No.
23(a)(36)
           of Post  Effective  Amendment  No. 55 to the
Registrant's
           Registration  Statement on Form N-1A (File Nos.
333-29289
           and 811-08255) as filed with the SEC on May 5, 2006.

(a)(37) Articles Supplementary dated September 29, 2005, as filed
           with  the  State  of  Maryland  on  September   30,
2005,
           increasing  the authorized  shares of the
Registrant  from
           850,000,000 to 1,050,000,000,  are incorporated
herein by
           reference  to  Exhibit  No.  23(a)(36)  of Post
Effective
           Amendment   No.  50  to  the   Registrant's
Registration
           Statement on Form N-1A (File Nos.  333-29289 and
811-8255)
           as filed with the SEC on December 27, 2005.

(a)(38) Articles Supplementary dated October 21, 2005, as filed with the State of Maryland on October 21,  2005,
creating
           the Epoch  Global  Equity  Shareholder  Yield Fund
series,
           are  incorporated  herein  by  reference  to
Exhibit  No.
           23(a)(35)  of  Post  Effective  Amendment  No.  47
to  the
           Registrant's  Registration  Statement  on Form N-1A
(File
           Nos. 333-29289 and 811-8255) as filed with the SEC on November 1, 2005.

(a)(39) Articles Supplementary dated July 11, 2006, as filed with the State of Maryland on July 14, 2006, creating the Osprey
Concentrated Large
           Cap Value Equity Fund, are incorporated herein by reference to
           Exhibit No. 23(a)(39) of Post Effective Amendment
No. 56 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-8255) as filed with the SEC on August 30, 2006.

(a)(40) Articles Supplementary dated January 17, 2007, as filed with the
           State of Maryland on January 19, 2007, creating the
Abacus
           Quantitative Fund, are incorporated herein by reference to Exhibit
           No. 23(a)(40) of Post Effective Amendment No. 62 to the Registrant's
           Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-8255) as filed with the SEC on May 1, 2007.

(a)(41) Articles Supplementary dated January 17, 2007, as filed with the
           State of Maryland on January 19, 2007, creating the Abacus Small Cap Fund, are incorporated herein by reference to
Exhibit No. 23(a)(41)
           of Post Effective Amendment No. 62 to the
Registrant's Registration
           Statement on Form N-1A (File Nos. 333-29289 and
811-8255) as filed
           with the SEC on May 1, 2007.


(a)(42) Articles Supplementary dated January 25, 2007, as filed with the
           State of Maryland on January 31, 2007, creating the Symphony Wealth Management Ovation Fund, are incorporated herein by reference to
           Exhibit No. 23(a)(42) of Post Effective Amendment
No. 62 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-8255) as filed with the SEC on May 1, 2007.


(a)(43) Articles Supplementary dated April 10, 2007, as filed with the State of  Maryland  on April 17,  2007,
renaming
           the GenomicsFund  series as the Satuit Capital
Management
           Small  Cap  Fund  series,   are  incorporated
herein  by
           reference  to  Exhibit  No.  23(a)(43)  of Post
Effective
           Amendment   No.  62  to  the   Registrant's
Registration
           Statement on Form N-1A (File Nos.  333-29289 and
811-8255)
           as filed with the SEC on May 1, 2007.

(a)(44)    Articles Supplementary dated October 5, 2007, as
           filed with the State
           of Maryland on October 9, 2007, creating The
           Exceptionator Fund, are  incorporated   herein  by
           reference  to  Exhibit  No.  23(a)(44)  of Post
           Effective Amendment   No.  63  to  the   Registrant's
           Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on October 15, 2007.

(b)        By-Laws.

           By-Laws of the Registrant are incorporated herein by reference to
           Exhibit B of the Registrant's Registration Statement on Form N-1A
           (File Nos. 333-29289 and 811-08255), as filed with
the SEC on June
           16, 1997.

(c) Instruments Defining Rights of Security Holders.

           See Article FIFTH and Article SEVENTH, Section 2 of the Articles of Incorporation, which are incorporated herein by reference to Exhibit
           No. 23(a)(1) of PEA No. 19; and Article II, Article III and Article XI of the By-laws, which are incorporated herein by reference to
           Exhibit B of the Registrant's Registration Statement on Form N-1A
           (File Nos. 333-29289 and 811-08255), as filed with
the SEC on June
           16, 1997.

(d) Investment Advisory Contracts.

(d)(1) Investment Advisory Agreement, dated October 14, 1997, between CSI
           Capital Management, Inc. and the Registrant, with respect to the CSI
           Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(2) of Post-Effective Amendment No. 19 to the
Registrant's
           Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-08255) as filed with the SEC on December 26, 2001.

(d)(2) Investment Advisory Agreement dated December
21, 1999
           between Third Millennium Investment Advisors,  LLC
and the
           Registrant,  with respect to the Third  Millennium
Russia
           Fund, is incorporated herein by reference to Exhibit No.
           23(d)(8)  of  Post-Effective   Amendment  No.  19
to  the
           Registrant's  Registration  Statement  on Form N-1A
(File
           Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(d)(3) Investment Advisory Agreement dated March
25,  2003
           between  Commonwealth  Capital  Management,  LLC
and  the
           Registrant,  with respect to the Satuit Capital
Management
           Small    Cap    Fund    (formerly
GenomicsFund     and
           GenomicsFund.com), is incorporated herein by reference to
           Exhibit No.  23(d)(4)(b) of  Post-Effective
Amendment No.
           59 to the Registrant's Registration Statement on Form
                   N-1A (File Nos. 333-29289 and 811-08255) as
                                   filed with
           the SEC on December 29, 2006.

(d)(4) Sub-Advisory Agreement dated March 25, 2003 between
           Commonwealth   Capital   Management   and  Satuit
Capital
           Management,  LLC,  with  respect  to  the  Satuit
Capital
           Management  Small  Cap  Fund  (formerly
GenomicsFund  and
           GenomicsFund.com), is incorporated herein by reference to
           Exhibit No.  23(d)(4)(c) of  Post-Effective
Amendment No.
           59 to the Registrant's Registration Statement on Form
                   N-1A (File Nos. 333-29289 and 811-08255) as
                                   filed with
           the SEC on December 29, 2006.

(d)(5) Investment Advisory Agreement dated November
8,  2004
           between    Commonwealth   Capital   Management
and   the
           Registrant,  with respect to the Eastern  European
Equity
           Fund  (formerly  the  Vontobel   Eastern  European
Equity
           Fund), is incorporated herein by reference to Exhibit No. 23(d)(15) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A
(File
           Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(6) Sub-Advisory Agreement dated November 8, 2004 between
           Commonwealth   Capital   Management   and  Vontobel
Asset
           Management,  Inc., with respect to Eastern European
Equity
           Fund, is incorporated herein by reference to Exhibit No. 23(d)(16) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A
(File
           Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(7) Investment Advisory Agreement dated May 30, 2006 between
           Dividend Capital Investments LLC and the
Registrant,  with
           respect  to  the  Dividend   Capital  Realty
Income  Fund
                      (formerly the Dividend Capital Realty
                                   Fund), is
           incorporated  herein by reference to Exhibit No.
23(d)(9)
           of  Post-Effective  Amendment  No. 59 to the
Registrant's
           Registration  Statement on Form N-1A (File Nos.
333-29289
           and 811-08255) as filed with the SEC on December 29, 2006.

(d)(8) Investment Advisory Agreement dated January
14,  2005
           between   Epoch   Investment   Partners,   Inc.
and  the
           Registrant,  with respect to the Epoch International
Small
           Cap Fund  (formerly  the Lara U.S.  Treasury Fund
series),
           is  incorporated   herein  by  reference  to
Exhibit  No.
           23(d)(8)  of  Post  Effective  Amendment  No.  44
to  the
           Registrant's  Registration  Statement  on Form N-1A
(File
           Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

(d)(9) Investment Advisory Agreement dated July 25, 2005 between Epoch
           Investment Partners, Inc. and the Registrant, with respect to the
           Epoch U.S. All Cap Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(11) of Post-Effective Amendment
No. 59 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-08255) as filed with the SEC on December 29, 2006.

(d)(10) Investment Advisory Agreement dated November
1,  2005
           between Real Estate  Management  Services  Group,
LLC and
           the  Registrant,  with  respect  to the REMS  Real
Estate
           Value-Opportunity   Fund,   is   incorporated
herein  by
           reference  to  Exhibit  No.  23(d)(12)  of
Post-Effective
           Amendment   No.  59  to  the   Registrant's
Registration
           Statement   on  Form  N-1A   (File  Nos.
333-29289   and
           811-08255) as filed with the SEC on December 29, 2006.

(d)(11) Investment Advisory Agreement dated December
27, 2005
           between   Epoch   Investment   Partners,   Inc.
and  the
           Registrant,  with  respect  to  the  Epoch  Global
Equity
           Shareholder   Yield  Fund,  is   incorporated
herein  by
           reference  to  Exhibit  No.  23(d)(13)  of
Post-Effective
           Amendment   No.  59  to  the   Registrant's
Registration
           Statement   on  Form  N-1A   (File  Nos.
333-29289   and
           811-08255) as filed with the SEC on December 29, 2006.

(d)(12) Investment Advisory Agreement dated September
15, 2006
           between Osprey  Partners  Investment  Management,
LLC and
           the  Registrant,  with respect to the Osprey
Concentrated
           Large Cap Value Equity  Fund,  is  incorporated
herein by
           reference  to  Exhibit  No.  23(d)(14)  of Post
Effective
           Amendment   No.  57  to  the   Registrant's
Registration
           Statement on Form N-1A (File Nos.  333-29289 and
811-8255)
           as filed with the SEC on September 29, 2006.

(d)(13) FORM OF: Investment Advisory Agreement between Magnet Investment Group LLC and the Registrant with respect to The Exceptionator Fund is attached herewith.

(e)      Underwriting Contracts.

(e)(1)   Distribution Agreement dated August 23, 2006 and amended October 12,
           2006 between First Dominion Capital Corporation and the Registrant is
           incorporated herein by reference to Exhibit No.
23(e) of
           Post-Effective Amendment No. 60 to the Registrant's
Registration
           Statement on Form N-1A (File Nos. 333-29289 and
811-08255) as filed
           with the SEC on January 31, 2007.

 (f) Bonus or Profit Sharing Contracts.

           Not Applicable.

(g) Custodian Agreements.

(g)(1)     Custodian Agreement dated July 25, 2005 between
Brown Brothers
           Harriman & Co. and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(1) of Post-Effective Amendment
No. 60 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-08255) as filed with the SEC on January 31, 2007.

(g)(2) Custody Agreement dated November 8, 2004 between UMB Bank and the
           Registrant are incorporated herein by reference to Exhibit No. 23(g)(2) of Post Effective Amendment No. 62 to the
Registrant's
           Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-8255) as filed with the SEC on May 1, 2007.


(g)(2)     Foreign Custody Manager Delegation Agreement dated
June 26, 1998
           between Brown Brothers Harriman & Co. and the
Registrant is
           incorporated herein by reference to Exhibit No.
23(g)(3) of
           Post-Effective Amendment No. 19 to the Registrant's
Registration
           Statement on Form N-1A (File Nos. 333-29289 and
811-08255) as filed
           with the SEC on December 26, 2001.

(h) Other Material Contracts.

(h)(1) Administrative Services.

(h)(1)(a) Administration Services Agreement dated August 23,
                2006   and   amended   October   12,   2006
between
                Commonwealth   Shareholder  Services,  Inc.
and  the
                Registrant  is  incorporated  herein by
reference to
                Exhibit No.  23(h)(1)(a) of Post-Effective
Amendment
                No. 60 to the Registrant's  Registration
Statement on
                Form N-1A  (File Nos.  333-29289  and
811-08255)  as
                filed with the SEC on January 31, 2007.

(h)(2) Transfer Agent.

(h)(2)(a)       Transfer  Agency and Services  Agreement dated
August
                23, 2006 and amended  October 12, 2006
between  Fund
                Services,  Inc. and the  Registrant  is
incorporated
                herein by  reference  to Exhibit No.
23(h)(2)(a)  of
                Post-Effective  Amendment No. 60 to the
Registrant's
                Registration   Statement  on  Form  N-1A
(File  Nos.
                333-29289  and  811-08255)  as filed  with the
SEC on
                January 31, 2007.

(h)(3) Fund Accounting.

(h)(3)(a) Accounting Services Agreement dated August 23, 2006, as amended
           October 12, 2006, with amended and restated Schedule B dated February 15, 2007, between Commonwealth Fund Accounting, Inc.
and the
           Registrant are incorporated herein by reference to Exhibit No. 23(h)(3)(a) of Post Effective Amendment No. 62 to
the Registrant's
           Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-8255) as filed with the SEC on May 1, 2007.

(h)(4) Expense Limitation Agreements.

(h)(4)(a) Expense Limitation Agreement dated July 16, 2003 between Commonwealth
           Shareholder Services and the Registrant, with respect to the CSI
           Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(t) of Post-Effective Amendment No. 59 to
the Registrant's
           Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(b) Expense Limitation Agreement dated September 1, 2003 between Third
           Millennium Investment Advisers, LLC and the
Registrant, with respect
           to the Third Millennium Russia Fund, and further supplemented by commitments made by Commonwealth Capital Management, First Dominion
           Capital Corporation and Commonwealth Shareholder
Services, are
           incorporated herein by reference to Exhibit No.
23(h)(4)(b) of Post
           Effective Amendment No. 62 to the Registrant's
Registration Statement
           on Form N-1A (File Nos. 333-29289 and 811-8255) as
filed with the SEC
           on May 1, 2007.

(h)(4)(c) Expense Limitation Agreement dated May 1, 2006 between Commonwealth
           Capital Management and the Registrant, with respect to Satuit Capital
           Management Small Cap Fund (formerly GenomicsFund and
           GenomicsFund.com), are incorporated herein by reference to Exhibit
           No. 23(h)(4)(c) of Post Effective Amendment No. 62 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-8255) as filed with the SEC on May 1, 2007.

(h)(4)(d) Expense Limitation Agreement dated November
8, 2004
                between   Commonwealth  Capital  Management
and  the
                Registrant,  with  respect  to Class A Shares
of the
                Eastern European Equity Fund, is incorporated
herein
                by   reference   to  Exhibit   No.
23(h)(4)(i)   of
                Post-Effective  Amendment No. 37 to the
Registrant's
                Registration   Statement  on  Form  N-1A
(File  Nos.
                333-29289  and  811-08255)  as filed  with the
SEC on
                November 8, 2004.

(h)(4)(e) Expense Limitation Agreement dated November
8, 2004
                between   Commonwealth  Capital  Management
and  the
                Registrant,  with  respect  to Class C Shares
of the
                Eastern European Equity Fund, is incorporated
herein
                by   reference   to  Exhibit   No.
23(h)(4)(j)   of
                Post-Effective  Amendment No. 37 to the
Registrant's
                Registration   Statement  on  Form  N-1A
(File  Nos.
                333-29289  and  811-08255)  as filed  with the
SEC on
                November 8, 2004.

(h)(4)(f) Expense Limitation Agreement dated November
8, 2004
                between   Commonwealth  Capital  Management
and  the
                Registrant,  with  respect  to  Institutional
Shares
                    (formerly Class B Shares) of the Eastern
                                    European
                Equity Fund, is incorporated herein by reference to
                Exhibit No.  23(h)(4)(k) of Post-Effective
Amendment
                No. 37 to the Registrant's  Registration
Statement on
                Form N-1A  (File Nos.  333-29289  and
811-08255)  as
                filed with the SEC on November 8, 2004.

(h)(4)(g) Expense Limitation Agreement dated March
2,  2006
                between Dividend Capital Investments LLC and the
                Registrant,  with respect to Dividend  Capital
Realty
                Income Fund, is incorporated herein by reference to
                Exhibit No.  23(h)(1)(u) of Post-Effective
Amendment
                No. 59 to the Registrant's  Registration
Statement on
                Form N-1A  (File Nos.  333-29289  and
811-08255)  as
                filed with the SEC on December 29, 2006.

(h)(4)(h) Expense Limitation Agreement dated January
14, 2005
                between  Epoch  Investment  Partners,  Inc.
and  the
                Registrant,  with respect to Institutional
Shares of
                the  Epoch   International   Small   Cap
Fund,   is
                incorporated  herein  by  reference  to
Exhibit  No.
                23(h)(1)(l)  of  Post-Effective  Amendment  No.
59 to
                the Registrant's  Registration Statement on
Form N-1A
                     (File Nos. 333-29289 and 811-08255) as
                                   filed with
                the SEC on December 29, 2006.

(h)(4)(i) Expense Limitation Agreement dated May
12,  2006
                between  Epoch  Investment  Partners,  Inc.
and  the
                Registrant,  with  respect  to Class P Shares
of the
                Epoch  International  Small Cap Fund, is
incorporated
                herein by  reference  to Exhibit No.
23(h)(1)(q)  of
                Post-Effective  Amendment No. 59 to the
Registrant's
                Registration   Statement  on  Form  N-1A
(File  Nos.
                333-29289  and  811-08255)  as filed  with the
SEC on
                December 29, 2006.

(h)(4)(j) Expense Limitation Agreement dated May
12,  2006
                between  Epoch  Investment  Partners,  Inc.
and  the
                Registrant,  with  respect  to Class P Shares
of the
                Epoch  U.S.  All Cap  Equity  Fund,  is
incorporated
                herein by  reference  to Exhibit No.
23(h)(1)(r)  of
                Post-Effective  Amendment No. 59 to the
Registrant's
                Registration   Statement  on  Form  N-1A
(File  Nos.
                333-29289  and  811-08255)  as filed  with the
SEC on
                December 29, 2006.

(h)(4)(k) Expense Limitation Agreement dated November
25, 2005
                between Real Estate  Management  Services
Group,  LLC
                and the  Registrant,  with  respect  to the
REMS Real
                Estate  Value   Opportunity   Fund,  is
incorporated
                herein by  reference  to Exhibit No.
23(h)(1)(n)  of
                Post-Effective  Amendment No. 59 to the
Registrant's
                Registration   Statement  on  Form  N-1A
(File  Nos.
                333-29289  and  811-08255)  as filed  with the
SEC on
                December 29, 2006.

(h)(4)(l) Expense Limitation Agreement dated December
27, 2005
                between  Epoch  Investment  Partners,  Inc.
and  the
                Registrant,  with respect to Platform Shares of
Epoch
                Global    Equity    Shareholder    Yield
Fund,   is
                incorporated  herein  by  reference  to
Exhibit  No.
                23(h)(1)(p)  of  Post-Effective  Amendment  No.
59 to
                the Registrant's  Registration Statement on
Form N-1A
                     (File Nos. 333-29289 and 811-08255) as
                                   filed with
                the SEC on December 29, 2006.

(h)(4)(m) Expense Limitation Agreement dated December
27, 2005
                between  Epoch  Investment  Partners,  Inc.
and  the
                Registrant,  with respect to Institutional
Shares of
                Epoch  Global  Equity   Shareholder  Yield
Fund,  is
                incorporated  herein  by  reference  to
Exhibit  No.
                23(h)(4)(m)  of  Post-Effective  Amendment  No.
60 to
                the Registrant's  Registration Statement on
Form N-1A
                     (File Nos. 333-29289 and 811-08255) as
                                   filed with
                the SEC on January 31, 2007.

(h)(4)(n)       Expense  Limitation  Agreement  dated
September  15,
                2006 between Osprey Partners  Investment
Management,
                LLC and the  Registrant,  with  respect to the
Osprey
                Concentrated   Large  Cap  Value  Equity
Fund,   is
                incorporated  herein  by  reference  to
Exhibit  No.
                23(h)(4)(s)  of Post  Effective  Amendment  No.
57 to
                the Registrant's  Registration Statement on
Form N-1A
                   (File Nos. 333-29289 and 811-8255) as filed
                                    with the
                SEC on September 29, 2006.

(h)(4)(o) FORM OF: Expense Limitation Agreement between Magnet Investment Group LLC and the Registrant, with respect to The Exceptionator Fund is attached herewith.

(h)(5)     Shareholder Servicing Plan.

(h)(5)(a) Shareholder Servicing Plan dated November 16, 2005 and amended and restated September 15, 2006, with respect to Class P
Shares of the
           Epoch Global Equity Shareholder Yield Fund, Epoch
International Small
               Cap Fund, Epoch U.S. All Cap Equity Fund and Osprey
                                  Concentrated
              Large Cap Value Equity Fund, are incorporated herein
                                by reference to
           Exhibit No. 23(h)(5)(a) of Post Effective Amendment
No. 62 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-8255) as filed with the SEC on May 1, 2007.

(h)(5)(b)

(i) Legal Opinion.

(i)(1) Opinion of Morgan, Lewis & Bockius.

(j) Other Opinions.

(1) Consent of Tait Weller & Baker.

 (k) Omitted Financial Statements.

                Not Applicable.

(l) Initial Capital Agreements.

                Not Applicable.

(m) Rule 12b-1 Plans.

(m)(1) CSI Equity Fund

(m)(1)(a) Distribution and Service Plan for Class A Shares dated June 12,
                2001 is incorporated herein by reference to Exhibit No. 23(m)(1)(a) of Post-Effective Amendment No. 60
to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(1)(b) Distribution and Service Plan for Class C Shares dated June 12,
                2001 is incorporated herein by reference to Exhibit No. 23(m)(1)(b) of Post-Effective Amendment No. 60
to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(2)          Third Millennium Russia Fund

(m)(2)(a) Distribution and Service Plan for Class A Shares dated November
                6, 2002 is incorporated herein by reference to Exhibit No.
                23(m)(2)(a) of Post-Effective Amendment No. 60 to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(2)(b) Distribution and Service Plan for Class B Shares (now known as
                Institutional) Shares dated August 4, 2003 is incorporated herein by reference to Exhibit No. 23(m)(2)(b)
of Post-Effective
                Amendment No. 60 to the Registrant's
Registration Statement on
                Form N-1A (File Nos. 333-29289 and 811-08255)
as filed with the
                SEC on January 31, 2007.

(m)(2)(c) Distribution and Service Plan for Class C Shares dated August 4,
                2003 is incorporated herein by reference to Exhibit No. 23(m)(2)(c) of Post-Effective Amendment No. 60
to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(3) Satuit Capital Management Small Cap Fund (formerly GenomicsFund and GenomicsFund.com)

(m)(3)(a) Distribution Plan for Class Y Shares dated March 10, 2001 is incorporated herein by reference to Exhibit No.
23(m)(3)(a) of
                Post-Effective Amendment No. 60 to the
Registrant's Registration
                Statement on Form N-1A (File Nos. 333-29289 and
811-08255) as
                filed with the SEC on January 31, 2007.

(m)(3)(b) Distribution Plan for Class A Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No.
23(m)(3)(b) of
                Post-Effective Amendment No. 60 to the
Registrant's Registration
                Statement on Form N-1A (File Nos. 333-29289 and
811-08255) as
                filed with the SEC on January 31, 2007.

(m)(3)(c) Distribution and Service Plan for Class B Shares dated June 12,
                2001 is incorporated herein by reference to Exhibit No. 23(m)(3)(c) of Post-Effective Amendment No. 60
to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(3)(d) Distribution and Service Plan for Class C Shares dated June 12,
                2001 is incorporated herein by reference to Exhibit No. 23(m)(3)(d) of Post-Effective Amendment No. 60
to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(4)          Eastern European Equity Fund

(m)(4)(a) Distribution and Service Plan for Class A Shares dated November
                8, 2004 is incorporated herein by reference to Exhibit No.
                23(m)(4)(a) of Post-Effective Amendment No. 60 to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(4)(b) Distribution and Service Plan for Class C Shares dated November
                8, 2004 is incorporated herein by reference to Exhibit No.
                23(m)(4)(b) of Post-Effective Amendment No. 60 to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(5) Dividend Capital Realty Income Fund.

(m)(5)(a) Distribution and Service Plan for Class Y (now known as
                Institutional) Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No. 23(m)(5)(a)
of Post-Effective
                Amendment No. 60 to the Registrant's
Registration Statement on
                Form N-1A (File Nos. 333-29289 and 811-08255)
as filed with the
                SEC on January 31, 2007.

(m)(5)(b) Distribution and Service Plan for Class A Shares dated December
                15, 2003 is incorporated herein by reference to Exhibit No.
                23(m)(5)(b) of Post-Effective Amendment No. 60 to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(5)(c) Distribution and Service Plan for Class B Shares dated December
                15, 2003 is incorporated herein by reference to Exhibit No.
                23(m)(5)(c) of Post-Effective Amendment No. 60 to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(5)(d) Distribution and Service Plan for Class C Shares dated December
                15, 2003 is incorporated herein by reference to Exhibit No.
                23(m)(5)(d) of Post-Effective Amendment No. 60 to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(6) Epoch International Small Cap Fund.

(m)(6)(a) Distribution and Service Plan for Class P Shares dated May 12,
                2006 is incorporated herein by reference to Exhibit No. 23(m)(6)(a) of Post-Effective Amendment No. 60
to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(7) Epoch U.S. All Cap Equity Fund.

(m)(7)(a) Distribution and Service Plan for Class P Shares dated May 12,
                2006 is incorporated herein by reference to Exhibit No. 23(m)(7)(a) of Post-Effective Amendment No. 60
to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(8) Epoch Global Equity Shareholder Yield Fund.

(m)(8)(a) Distribution and Service Plan for Class P Shares dated December
                27, 2005 is incorporated herein by reference to Exhibit No.
                23(m)(8)(a) of Post-Effective Amendment No. 60 to the
                Registrant's Registration Statement on Form
N-1A (File Nos.
                333-29289 and 811-08255) as filed with the SEC on January 31,
                2007.

(m)(9) Osprey Concentrated Large Cap Value Equity Fund.

(m)(9)(a) Plan of Distribution Pursuant to Rule 12b-1 for Class P Shares dated
           September 15, 2006 is incorporated herein by reference to Exhibit No. 23(m)(12)(b) of Post Effective Amendment No. 57 to
the Registrant's
           Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-8255) as filed with the SEC on September 29, 2006.

(m)(10) The Exceptionator Fund.

(m)(10)(a) FORM OF: Plan of Distribution pursuant to Rule 12b-1 for Class A
           Shares is attached herewith.

(m)(1)(b) FORM OF: Plan of Distribution pursuant to Rule 12b-1 for Class P Shares is attached herewith.

(n)        Rule 18f-3 Plans.

(n)(1) Rule 18f-3 Multiple Class Plan with respect to the CSI Equity Fund dated June 12, 2001 is incorporated herein by reference to Exhibit
           No. 23(n)(4) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-08255) as filed with the SEC on December 26, 2001.

(n)(2) Rule 18f-3 Multiple Class Plan dated November 6, 2002 with respect to the Third Millennium Russia Fund is incorporated herein by reference to Exhibit No. 23(n)(2) of Post-Effective Amendment
No. 60 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-08255) as filed with the SEC on January 31, 2007.

(n)(3) Rule 18f-3 Multiple Class Plan dated June 12, 2001 with respect to the Satuit Capital Management Small Cap Fund
(formerly GenomicsFund
           and GenomicsFund.com) is incorporated herein by reference to Exhibit
           No. 23(n)(5) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos.
333-29289 and
           811-08255) as filed with the SEC on December 26, 2001.

(n)(4) Rule 18f-3 Multiple Class Plan dated November 8, 2004 with respect to the Eastern European Equity Fund is incorporated herein by reference to Exhibit No. 23(n)(4) of Post-Effective Amendment
No. 60 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-08255) as filed with the SEC on January 31, 2007.

(n)(5) Rule 18f-3 Multiple Class Plan dated December 15, 2003 with respect to the Dividend Capital Realty Income Fund is incorporated herein by reference to Exhibit No. 23(n)(5) of Post-Effective
Amendment No. 60
               to the Registrant's Registration Statement on Form
                                N-1A (File Nos.
           333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(n)(6) Rule 18f-3 Multiple Class Plan dated January 15, 2005 with respect to the Epoch International Small Cap Fund is incorporated herein by reference to Exhibit No. 23(n)(6) of Post-Effective
Amendment No. 60
               to the Registrant's Registration Statement on Form
                                N-1A (File Nos.
           333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(n)(7) Rule 18f-3 Multiple Class Plan dated July 25, 2005 with respect to the Epoch U.S. All Cap Equity Fund is incorporated herein by reference to Exhibit No. 23(n)(7) of Post-Effective
Amendment No. 60
               to the Registrant's Registration Statement on Form
                                N-1A (File Nos.
           333-29289 and 811-08255) as filed with the SEC on January 31, 2007.

(n)(8) Rule 18f-3 Multiple Class Plan dated December 27, 2005 with respect to the Epoch Global Equity Shareholder Yield Fund is incorporated herein by reference to Exhibit No. 23(n)(8) of Post-Effective
           Amendment No. 60 to the Registrant's Registration
Statement on Form
           N-1A (File Nos. 333-29289 and 811-08255) as filed
with the SEC on
           January 31, 2007.

(n)(9) Rule 18f-3 Multiple Class Plan dated September 15, 2006 with respect to the Osprey Concentrated Large Cap Value Equity
Fund is
           incorporated herein by reference to Exhibit No.
23(n)(12) of Post
           Effective Amendment No. 57 to the Registrant's
Registration Statement
           on Form N-1A (File Nos. 333-29289 and 811-8255) as
filed with the SEC
           on September 29, 2006.

(n)(10) FORM OF: Rule 18f-3 Multiple Class Plan with respect to The Exceptionator Fund is attached herewith.

(o)        Reserved.

(p)        Codes of Ethics

(p)(1) Combined Code of Ethics for the Registrant, The World Insurance Trust and Satuit Capital Management
Trust (the
           investment  sub-adviser to Satuit Capital Management
Small
           Cap   Fund),   also   adopted  by   Commonwealth
Capital
           Management (the investment  adviser for the Satuit
Capital
           Management  Small  Cap Fund and  Eastern  European
Equity
           Fund)  and  First  Dominion   Capital
Corporation   (the
           distributor for the Registrant),  are incorporated
herein
           by  reference  to Exhibit No.  23(p)(1) of Post
Effective
           Amendment   No.  62  to  the   Registrant's
Registration
           Statement on Form N-1A (File Nos.  333-29289 and
811-8255)
           as filed with the SEC on May 1, 2007.

(p)(2) Code of Ethics of CSI Capital Management, Inc. (the investment adviser to CSI Equity Fund) are incorporated herein by reference to
           Exhibit No. 23(p)(2) of Post Effective Amendment No.
62 to the
           Registrant's Registration Statement on Form N-1A
(File Nos. 333-29289
           and 811-8255) as filed with the SEC on May 1, 2007.

(p)(3)     Code of Ethics of Third Millennium Investment
Advisors LLC (the
           investment adviser to Third Millennium Russia Fund) are incorporated herein by reference to Exhibit No. 23(p)(3) of Post
Effective
           Amendment No. 62 to the Registrant's Registration
Statement on Form
           N-1A (File Nos. 333-29289 and 811-8255) as filed
with the SEC on May
           1, 2007.

(p)(4) Code of Ethics of Vontobel Asset Management, Inc. (the investment sub-adviser to Eastern European Equity Fund) are incorporated herein by reference to Exhibit No. 23(p)(4) of Post
Effective Amendment No.
           62 to the Registrant's Registration Statement on
Form N-1A (File Nos.
           333-29289 and 811-8255) as filed with the SEC on May
1, 2007.

(p)(5) Code of Ethics of Dividend Capital Investments LLC (the investment adviser for the Dividend Capital Realty Income Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of Post
Effective
           Amendment No. 44 to the Registrant's Registration
Statement on Form
           N-1A (File Nos. 333-29289 and 811-08255) as filed
with the SEC on May
           16, 2005.

(p)(6) Code of Ethics of Epoch Investment Partners, Inc. (the
           investment adviser for the Epoch  International
Small Cap
           Fund,  the Epoch U.S.  All Cap  Equity  Fund and the
Epoch
           Global  Equity  Shareholder  Yield  Fund) is
incorporated
           herein  by  reference  to  Exhibit  No.  23(p)(5)
of Post
           Effective   Amendment   No.   44   to   the
Registrant's
           Registration  Statement on Form N-1A (File Nos.
333-29289
           and 811-08255) as filed with the SEC on May 16, 2005.

(p)(7)     Code of Ethics of Real Estate Management Services
Group, LLC (the
           investment adviser for the REMS Real Estate Value
Opportunity Fund)
           is incorporated herein by reference to Exhibit No.
23(p)(6) of Post
           Effective Amendment No. 45 to the Registrant's
Registration Statement
           on Form N-1A (File Nos. 333-29289 and 811-08255) as
filed with the
           SEC on August 15, 2005.

(p)(8)     Code of Ethics of Osprey Partners Investment
Management, LLC (the
           investment adviser for the Osprey Concentrated Large
Cap Value Equity
           Fund) is incorporated herein by reference to Exhibit No. 23(p)(7) of Post Effective Amendment No. 57 to the Registrant's
Registration
           Statement on Form N-1A (File Nos. 333-29289 and
811-8255) as filed
           with the SEC on September 29, 2006.

(p)(9) Code of Ethics of Magnet Investment Group LLC (the investment adviser to The Exceptionator Fund) to be provided by amendment.

(q) Powers of Attorney.

(q)(1) Powers-of-Attorney for each of Messrs. Samuel Boyd, Jr., Paul M. Dickinson and William E. Poist are incorporated herein by  reference  to
     Exhibit No. 23(q)(1) of Post Effective Amendment No. 62 to the Registrant's
     Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as
     filed with the SEC on May 1, 2007.

Item 24. Persons Controlled by or Under Common Control with the
Fund.

           None.

Item 25.   Indemnification.

     Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment
Adviser.

     The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's or sub-adviser's Form ADV listed opposite such investment adviser's or sub-adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser/Sub-Adviser                  Form
ADV File No.
---------------------------------------
-----------------

CSI Capital Management, Inc.
801-14549
Third Millennium  Investment  Advisors, LLC
801-55720
Commonwealth Capital Management, LLC
801-60040
Vontobel Asset Management, Inc.
801-21953
Dividend Capital Investments LLC
801-62453
Epoch Investment Partners, Inc.
801-63118
Real Estate Management  Services Group, LLC
801-61061
Osprey Partners Investment  Management, LLC
801-55893
Magnet Investment Group LLC
801-xxxxx

Item 27.   Principal Underwriters.

     (a) First Dominion Capital Corporation also acts as underwriter to Vontobel Funds, Inc., The World Insurance Trust and Satuit Capital Management Trust.

     (b) First Dominion Capital Corp.

     The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by First Dominion Capital Corporation with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

   (c) Not Applicable.

Item 28.   Location Of Accounts And Records.

     The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

     (a) CSI Capital Management, Inc., 110 El Paseo, Santa Barbara, CA 93101 (records relating to its function as investment adviser to the CSI Equity Fund).

     (b) Third Millennium Investment Advisors, LLC, 1185 Avenue of the Americas New York, NY 10036 (records relating to its function as investment adviser to the Third Millennium Russia Fund).

     (c) UMB Bank, N.A., 928 Grand Blvd., 5th Floor, Kansas City, MO 64106 (records relating to its functions as custodian for each Fund).

     (d) Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as transfer agent to the Funds).

     (e) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (Registrant's Articles of
Incorporation, By-Laws,
Minute Books and records relating to its function as administrator to the Funds).

     (f) Vontobel Asset Management, Inc., 450 Park Avenue, New York, NY 10022 (records relating to its function as the investment sub-adviser to the Eastern European Equity Fund).

     (g) First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as distributor to the Funds).

     (h) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as fund accounting agent for the Funds).

     (i) Epoch Investment Partners, Inc., 640 Fifth Avenue, 18th Floor, New York, NY 10019 (records relating to its function as investment adviser to the Epoch International Small Cap Fund, the Epoch U.S. All Cap Equity Fund and the Epoch Global Equity Shareholder Yield Fund).

     (j) Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to Satuit Capital Management Small Cap Fund (formerly GenomicsFund and GenomicsFund.com) and the Eastern European Equity Fund).

     (k) Dividend Capital Investments LLC, 518 17th Street, Suite 1700 Denver, CO 80202 (records relating to its function as the investment adviser to the Dividend Capital Realty Income Fund).

     (l) Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS Real Estate Value Opportunity Fund).

     (m) Osprey Partners Investment Management, LLC, Shrewsbury Executive Center II, 1040 Broad Street, Shrewsbury, New Jersey 07702 (records relating to its function as the investment adviser to the Osprey Concentrated Large Cap Value Equity Fund series).

(n) Magnet Investment Group LLC, 1201 Sussex Turnpike, Randolph, NJ 07869(records relating to its function as the investment adviser to The Exceptionator Fund series).

Item 29.   Management Services.

     There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30.   Undertakings.

           None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 65 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 28th day of January 2008.

                                           THE WORLD FUNDS, INC.


                                      By:  */s/ John Pasco, III
                                          ----------------------
                                           John Pasco, III,
                                           Chairman and Chief
                                           Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 65 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.



Signature                 Title                        Date

/s/ John Pasco, III
John Pasco, III           Director, Chairman & Chief  January
28, 2008                                              Executive
Officer

*
------------------------
Samuel Boyd, Jr.          Director                     January
28, 2008
*
------------------------
Paul M. Dickinson         Director                     January
28, 2008

*
------------------------
William E. Poist          Director                     January
28, 2008

 /s/ Karen M. Shupe
------------------------------------
Karen M. Shupe            Treasurer & Chief
                          Financial Officer            January
28, 2008



*By:  /s/ John Pasco, III
     John Pasco, III
    Attorney-in-fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

EXHIBIT NO.          DESCRIPTION

EX99.23(d)(13)          FORM OF: Advisory Agreement.
EX99.23(h)(4)(o)        FORM OF: Expense Limitation Agreement.
EX99.23(m)(10)(a)       FORM OF: Plan of Distribution Class A Shares.
EX99.23(m)(10)(b)       FORM OF: Plan of Distribution Class P Shares.
EX99.23(n)(10)          FORM OF: Rule 18f-3.
EX99.23 (i)(1)          Opinion of Morgan, Lewis & Bockius.
EX99.23 (j)(1)          Consent of Tait Weller & Baker.

EX99.23(d)(13)

                                    FORM OF:



                          INVESTMENT ADVISORY AGREEMENT

      INVESTMENT ADVISORY AGREEMENT (the "Agreement") made as of this ___th day of November, 2007 by and between The World Funds, Inc. (the "Company"), a Maryland corporation registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and Magnet Investment Group, L.L.C. (the "Adviser"), a limited liability company with its principal place of business in Randolph, New Jersey.

                               W I T N E S S E T H

      WHEREAS, the Board of Directors (the "Board") of the Company has selected the Adviser to act as investment adviser to the Company on behalf of the series set forth on Schedule A to this Agreement (each, a "Fund" and, collectively, the "Funds"), as such Schedule may be amended from time to time upon mutual agreement of the parties, and to provide certain related services, as more fully set forth below, and to perform such services under the terms and conditions hereinafter set forth;

      NOW, THEREFORE, in consideration of the mutual covenants and benefits set forth herein, the Company and the Adviser do hereby agree as follows:

1.    The Adviser's Services.

(a)   Discretionary  Investment Management Services.  The Adviser
      ---------------------------------------------
      shall act as investment adviser with respect to the Funds. In such capacity, the Adviser shall, subject to the supervision of the Board, regularly provide the Funds with investment research, advice and supervision and shall furnish continuously an investment program for the Funds, consistent with the respective investment objectives and policies of each Fund. The Adviser shall determine, from time to time, what securities shall be purchased for the Funds, what securities shall be held or sold by the Funds and what portion of the Funds' assets shall be held uninvested in cash, subject always to the provisions of the Company's Articles of Incorporation, as amended and supplemented (the "Articles of Incorporation"), By-laws and its registration statement on Form N-1A (the "Registration Statement") under the 1940 Act, and under the Securities Act of 1933, as amended (the "1933 Act"), covering Fund shares, as filed with the Securities and Exchange Commission (the "Commission"), and to the investment objectives, policies and restrictions of the Funds, as each of the same shall be from time to time in effect. To carry out such obligations, the Adviser shall exercise full discretion and act for the Funds in the same manner and with the same force and effect as the Funds themselves might or could do with respect to purchases, sales or other transactions, as well as with respect to all other such things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions. No reference in this Agreement to the Adviser having full discretionary authority over each Fund's investments shall in any way limit the right of the Board, in its sole discretion, to establish or revise policies in connection with the management of a Fund's assets or to otherwise exercise its right to control the overall management of a Fund.

(b)   Compliance.   The   Adviser   agrees  to  comply  with  the
      ----------
      requirements of the 1940 Act, the Investment Advisers Act of 1940, as amended (the "Advisers Act"), the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the respective rules and regulations thereunder, as applicable, as well as with all other applicable federal and state laws, rules, regulations and case law that relate to the services and relationships described hereunder and to the conduct of its business as a registered investment adviser. The Adviser also agrees to comply with the objectives, policies and restrictions set forth in the Registration Statement, as amended or supplemented, of the Funds, and with any policies, guidelines, instructions and procedures approved by the Board and provided to the Adviser. In selecting each Fund's portfolio securities and performing the Adviser's obligations hereunder, the Adviser shall cause the Fund to comply with the diversification and source of income requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. The Adviser shall maintain compliance procedures that it reasonably believes are adequate to ensure its compliance with the foregoing. No supervisory activity undertaken by the Board shall limit the Adviser's full responsibility for any of the foregoing.

(c)   Recordkeeping.  The Adviser  agrees to preserve any Company
      -------------
      records that it creates or possesses that are required to be maintained under the 1940 Act and the rules thereunder ("Fund Books and Records") for the periods prescribed by Rule 31a-2 under the 1940 Act. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Adviser agrees that all such records are the property of the Company and will surrender promptly to the Company any of such records upon the Company's request.

(d)   Holdings   Information  and  Pricing.   The  Adviser  shall
      ------------------------------------
      provide regular reports regarding Fund holdings, and shall, on its own initiative, furnish the Company and its Board from time to time with whatever information the Adviser believes is appropriate for this purpose. The Adviser agrees to immediately notify the Company if the Adviser reasonably believes that the value of any security held by a Fund may not reflect fair value. The Adviser agrees to provide any pricing information of which the Adviser is aware to the Company, its Board and/or any Fund pricing agent to assist in the determination of the fair value of any Fund holdings for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Company's valuation procedures for the purpose of calculating the Fund net asset value in accordance with procedures and methods established by the Board.

(e)   Cooperation  with  Agents  of  the  Company.   The  Adviser
      -------------------------------------------
      agrees to cooperate with and provide reasonable assistance to the Company, any Company custodian or foreign sub-custodians, any Company pricing agents and all other agents and representatives of the Company with respect to such information regarding the Funds as such entities may reasonably request from time to time in the performance of their obligations, provide prompt responses to reasonable requests made by such persons and establish appropriate interfaces with each so as to promote the efficient exchange of information and compliance with applicable laws and regulations.

2. Code of Ethics. The Adviser has adopted a written code of ethics that it reasonably believes complies with the requirements of Rule 17j-1 under the 1940 Act, which it has provided to the Company. The Adviser shall ensure that its Access Persons (as defined in the Adviser's Code of Ethics) comply in all material respects with the Adviser's Code of Ethics, as in effect from time to time. Upon request, the Adviser shall provide the Company with a (i) copy of the Adviser's current Code of Ethics, as in effect from time to time, and (ii) certification that it has adopted procedures reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by the Adviser's Code of Ethics. Annually, the Adviser shall furnish a written report, which complies with the requirements of Rule 17j-1, concerning the Adviser's Code of Ethics to the Board. The Adviser shall respond to requests for information from the Company as to violations of the Code by Access Persons and the sanctions imposed by the Adviser. The Adviser shall immediately notify the Company of any material violation of the Code, whether or not such violation relates to a security held by any Fund.

3. Information and Reporting. The Adviser shall provide the Company and its respective officers with such periodic reports concerning the obligations the Adviser has assumed under this Agreement as the Company may from time to time reasonably request.

(a)   Notification  of Breach / Compliance  Reports.  The Adviser
      ---------------------------------------------
      shall notify the Company's Chief Compliance Officer immediately upon detection of (i) any material failure to manage any Fund in accordance with its investment objectives and policies or any applicable law, or (ii) any material breach of any of the Funds' or the Adviser's policies, guidelines or procedures. In addition, the Adviser shall provide a quarterly report regarding each Fund's compliance with its investment objectives and policies, applicable law, including, but not limited to the 1940 Act and Subchapter M of the Code, and the Fund's policies, guidelines or procedures as applicable to the Adviser's obligations under this Agreement. The Adviser agrees to correct any such failure promptly and to take any action that the Board may reasonably request in connection with any such breach. Upon request, the Adviser shall also provide the officers of the Company with supporting certifications in connection with such certifications of Fund financial statements and disclosure controls pursuant to the Sarbanes-Oxley Act. The Adviser will promptly notify the Company in the event (i) the Adviser is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board, or body, involving the affairs of the Company (excluding class action suits in which a Fund is a member of the plaintiff class by reason of the Fund's ownership of shares in the defendant) or the compliance by the Adviser with the federal or state securities laws, or (ii) of an actual change in control of the Adviser resulting in an "assignment" (as defined in the 1940 Act) has occurred or is otherwise proposed to occur.

(b)   Board  and  Filings  Information.  The  Adviser  will  also
      --------------------------------
      provide the Company with any information reasonably requested regarding its management of the Funds required for any meeting of the Board, or for any shareholder report on Form N-CSR, Form N-Q, Form N-PX, Form N-SAR, Registration Statement or any amendment thereto, proxy statement, or prospectus supplement to be filed by the Company with the Commission. The Adviser will make its officers and employees available to meet with the Board from time to time on due notice to review its investment management services to the Funds in light of current and prospective economic and market conditions and shall furnish to the Board such information as may reasonably be necessary in order for the Board to evaluate this Agreement or any proposed amendments thereto.

(c)   Transaction  Information.  The Adviser shall furnish to the
      ------------------------
      Company such information concerning portfolio transactions as may be necessary to enable the Company or its designated agent to perform such compliance testing on the Funds and the Adviser's services as the Company may, in its sole discretion, determine to be appropriate. The provision of such information by the Adviser to the Company or its designated agent in no way relieves the Adviser of its own responsibilities under this Agreement.

4.    Brokerage.

(a) Principal Transactions. In connection with purchases or sales of securities for the account of a Fund, neither the Adviser nor any of its directors, officers or employees will act as a principal or agent or receive any commission except as permitted by the 1940 Act.

(b)   Placement  of Orders.  The  Adviser  shall place all orders
      --------------------
      for the purchase and sale of portfolio securities for the Funds' account with brokers or dealers selected by the Adviser, which may include brokers or dealers affiliated with the Adviser. The Adviser shall use its best efforts to seek to execute portfolio transactions at prices which are advantageous to the Funds and at commission rates which are reasonable in relation to the benefits received. In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) to the Funds and/or the other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Funds which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Adviser and its affiliates have with respect to accounts over which they exercise investment discretion. The Board shall periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Funds.

(c)   Affiliated  Brokers.  The Adviser or any of its  affiliates
      -------------------
      may act as broker in connection with the purchase or sale of securities or other investments for a Fund, subject to:
      (i) the requirement that the Adviser seek to obtain best execution and price within the policy guidelines determined by the Board and set forth in the Company's current Registration Statement; (ii) the provisions of the 1940 Act; (iii) the provisions of the Advisers Act; (iv) the provisions of the 1934 Act; and (v) other provisions of applicable law. These brokerage services are not within the scope of the duties of the Adviser under this Agreement. Subject to the requirements of applicable law and any procedures adopted by the Board, the Adviser or its affiliates may receive brokerage commissions, fees or other remuneration from a Fund for these services in addition to the Adviser's fees for services under this Agreement.

5. Custody. Nothing in this Agreement shall permit the Adviser to take or receive physical possession of cash, securities or other investments of a Fund.

6. Allocation of Charges and Expenses. The Adviser will bear its own costs of providing services hereunder. Other than as herein specifically indicated, the Adviser shall not be responsible for a Fund's expenses, including brokerage and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments.

7.    Representations, Warranties and Covenants.

(a)   Properly  Registered.  The  Adviser  is  registered  as  an
      --------------------
      investment adviser under the Advisers Act, and will remain so registered for the duration of this Agreement. The Adviser is not prohibited by the Advisers Act or the 1940 Act from performing the services contemplated by this Agreement, and to the best knowledge of the Adviser, there is no proceeding or investigation that is reasonably likely to result in the Adviser being prohibited from performing the services contemplated by this Agreement. The Adviser agrees to promptly notify the Company of the occurrence of any event that would disqualify the Adviser from serving as an investment adviser to an investment company. The Adviser is in compliance in all material respects with all applicable federal and state law in connection with its investment management operations.

(b)   ADV  Disclosure.  The Adviser has provided the Board with a
      ---------------
      copy of its Form ADV as most recently filed with the SEC and will, promptly after filing any amendment to its Form ADV with the SEC, furnish a copy of such amendments to the Company. The information contained in the Adviser's Form ADV is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading.

(c)   Fund  Disclosure  Documents.  The Adviser has  reviewed and
      ---------------------------
      will in the future review, the Registration Statement and any amendments or supplements thereto, the annual or semi-annual reports to shareholders, other reports filed with the Commission and any marketing material of a Fund (collectively the "Disclosure Documents") and represents and warrants that with respect to disclosure about the Adviser, the manner in which the Adviser manages the Fund or information relating directly or indirectly to the Adviser, such Disclosure Documents contain or will contain, as of the date thereof, no untrue statement of any material fact and does not omit any statement of material fact which was required to be stated therein or necessary to make the statements contained therein not misleading.

(d)   Use of the Name  "Magnet  Investment  Group,  L.L.C.".  The
      -----------------------------------------------------
      Adviser has the right to use the names "Magnet Investment Group, L.L.C." or "Magnet" in connection with its services to the Company and that, subject to the terms set forth in
      Section 8 of this Agreement, the Company shall have the right to use the names "Magnet Investment Group, L.L.C." or "Magnet" in connection with the management and operation of the Funds. The Adviser is not aware of any threatened or existing actions, claims, litigation or proceedings that would adversely effect or prejudice the rights of the Adviser or the Company to use the names "Magnet Investment Group, L.L.C." or "Magnet".

(e)   Insurance.  The  Adviser  maintains  errors  and  omissions
      ---------
      insurance coverage in an appropriate amount and shall provide prior written notice to the Company (i) of any material changes in its insurance policies or insurance coverage, or (ii) if any material claims will be made on its insurance policies. Furthermore, the Adviser shall, upon reasonable request, provide the Company with any information it may reasonably require concerning the amount of or scope of such insurance.

(f) No Detrimental Agreement. The Adviser represents and warrants that it has no arrangement or understanding with any party, other than the Company, that would influence the decision of the Adviser with respect to its selection of securities for a Fund, and that all selections shall be done in accordance with what is in the best interest of the Fund.

(g) Conflicts. The Adviser shall act honestly, in good faith and in the best interests of the Company including requiring any of its personnel with knowledge of Fund activities to place the interest of the Fund first, ahead of their own interests, in all personal trading scenarios that may involve a conflict of interest with the Funds, consistent with its fiduciary duties under applicable law.

(h) Representations. The representations and warranties in this Section 7 shall be deemed to be made on the date this Agreement is executed and at the time of delivery of the quarterly compliance report required by
      Section 3(a), whether or not specifically referenced in such report.

8. The Name "Magnet Investment Group, L.L.C.". The Adviser grants to the Company a license to use the names "Magnet Investment Group, L.L.C." or "Magnet" (each a "Name") as part of the name of any Fund. The foregoing authorization by the Adviser to the Company to use the Name as part of the name of any Fund is not exclusive of the right of the Adviser itself to use, or to authorize others to use, the Name; the Company acknowledges and agrees that, as between the Company and the Adviser, the Adviser has the right to use, or authorize others to use, the Name. The Company shall: (i) only use the Name in a manner consistent with uses approved by the Adviser; (ii) use its best efforts to maintain the quality of the services offered using the Name; and (iii) adhere to such other specific quality control standards as the Adviser may from time to time promulgate. At the request of the Adviser, the Company will (i) submit to Adviser representative samples of any promotional materials using the Name, and
      (ii) change the name of any Fund within three months of its receipt of the Adviser's request, or such other shorter time period as may be required under the terms of a settlement agreement or court order, so as to eliminate all reference to the Name and will not thereafter transact any business using the Name in the name of any Fund; provided, however, that the Company may continue to use beyond such date any supplies of prospectuses, marketing materials and similar documents that the Company had on the date of such name change in quantities not exceeding those historically produced and used in connection with such Fund.

9. Adviser's Compensation. The Funds shall pay to the Adviser, as compensation for the Adviser's services hereunder, a fee, determined as described in Schedule A that is attached hereto and made a part hereof. Such fee shall be computed daily and paid not less than monthly in arrears by the Funds.

      The method for determining net assets of a Fund for purposes hereof shall be the same as the method for determining net assets for purposes of establishing the offering and redemption prices of Fund shares as described in the Fund's Registration Statement. In the event of termination of this Agreement, the fee provided in this Section shall be computed on the basis of the period ending on the last business day on which this Agreement is in effect subject to a pro rata adjustment based on the number of days elapsed in the current month as a percentage of the total number of days in such month.

10. Independent Contractor. In the performance of its duties hereunder, the Adviser is and shall be an independent contractor and, unless otherwise expressly provided herein or otherwise authorized in writing, shall have no authority to act for or represent the Company or any Fund in any way or otherwise be deemed to be an agent of the Company or any Fund. If any occasion should arise in which the Adviser gives any advice to its clients concerning the shares of a Fund, the Adviser will act solely as investment counsel for such clients and not in any way on behalf of the Fund.

11. Assignment and Amendments. This Agreement shall automatically terminate, without the payment of any penalty, in the event of its assignment (as defined by the 1940 Act and the rules thereunder).

      This Agreement may not be added to or changed orally and may not be modified or rescinded except by a writing signed by the parties hereto and in accordance with the 1940 Act, when applicable.

12. Duration and Termination. This Agreement shall become effective as of the date executed and shall remain in full force and effect continually thereafter, subject to renewal as provided in Section 12(b) hereof and unless terminated automatically as set forth in Section 11 hereof or until terminated as follows:

           (a) Either party hereto may, at any time on sixty (60) days' prior written notice to the other, terminate this Agreement, without payment of any penalty. With respect to a Fund, termination may be authorized by action of its Board or by an affirmative vote of a majority of the outstanding voting securities of the Fund; or

           (b) This Agreement shall automatically terminate two years from the date of its execution unless its renewal is specifically approved at least annually thereafter by (i) a majority vote of the Directors, including a majority vote of such Directors who are not interested persons of the Company or the Adviser, at a meeting called for the purpose of voting on such approval, or (ii) the vote of a majority of the outstanding voting securities of each Fund; provided, however, that if the continuance of this Agreement is submitted to the shareholders of the Funds for their approval and such shareholders fail to approve such continuance of this Agreement as provided herein, the Adviser may continue to serve hereunder as to the Funds in a manner consistent with the 1940 Act and the rules and regulations thereunder.

      In the event of termination of this Agreement for any reason, the Adviser shall, immediately upon notice of termination or on such later date as may be specified in such notice, cease all activity on behalf of the Fund and with respect to any of its assets, except as otherwise required by any fiduciary duties of the Adviser under applicable law. In addition, the Adviser shall deliver the Fund Books and Records to the Company by such means and in accordance with such schedule as the Company shall direct and shall otherwise cooperate, as reasonably directed by the Company, in the transition of portfolio asset management to any successor of the Adviser.

13. Notice. Any notice or other communication required by or permitted to be given in connection with this Agreement shall be in writing, and shall be delivered in person or sent by first-class mail, postage prepaid, to the respective parties at their last known address, except that oral instructions may be given if authorized by the Board and preceded by a certificate from the Company's Secretary so attesting. Notices to the Company shall be directed to 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, Attention: Mr. John Pasco, III; and notices to the Adviser shall be directed to: Magnet Investment Group, LLC, 1201 Sussex Turnpike, Randolph, NJ 07869 Attention: Mr. Jordan Kimmel..

14. Confidentiality. The Adviser agrees on behalf of itself and its employees to treat confidentially all records and other information relative to the Company and its Shareholders received by the Adviser in connection with this Agreement, including any non-public personal information as defined in Regulation S-P, and that it shall not use or disclose any such information except for the purpose of carrying out the terms of this Agreement; PROVIDED, however, that the Adviser may disclose such information as required by law or in connection with any requested disclosure to a regulatory authority with appropriate jurisdiction after prior notification to the Company.

15. Certain Definitions. For the purposes of this Agreement:

           (a) "Affirmative vote of a majority of the outstanding voting securities of the Fund" shall have the meaning as set forth in the 1940 Act, subject, however, to such exemptions as may be granted by the Commission under the 1940 Act or any interpretations of the Commission staff.

           (b) "Interested persons" and "Assignment" shall have their respective meanings as set forth in the 1940 Act, subject, however, to such exemptions as may be granted by the Commission under the 1940 Act or any interpretations of the Commission staff.

16. Liability of the Adviser. The Adviser shall indemnify and hold harmless the Company and all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in Section 15 of the 1933 Act) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) by reason of or arising out of: (i) the Adviser being in material violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Registration Statement or any written guidelines or instruction provided in writing by the Board; (ii) a Fund's failure to satisfy the diversification or source of income requirements of Subchapter M of the Code; or
(iii) the Adviser's willful misfeasance, bad faith or negligence generally in the performance of its duties hereunder or its reckless disregard of its obligations and duties under this Agreement.

17. Relations with the Company. It is understood that the Directors, officers and shareholders of the Company are or may be or become interested in the Adviser as directors, officers or otherwise and that directors, officers and stockholders of the Adviser are or may be or become similarly interested in the Fund, and that the Adviser may be or become interested in the Fund as a shareholder or otherwise.

18. Enforceability. If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid.

19. Limitation of Liability. The Adviser is expressly put on notice of the limitation of liability as set forth in the Articles of Incorporation or other organizational documents and agrees that the obligations assumed by the Funds pursuant to this Agreement shall be limited in all cases to each Fund and each Fund's respective assets, and the Adviser shall not seek satisfaction of any such obligation from shareholders or any shareholder of the Funds. In addition, the Adviser shall not seek satisfaction of any such obligations from the Directors of the Company or any individual Director. The Adviser understands that the rights and obligations of any Fund under the Articles of Incorporation or other organizational document are separate and distinct from those of any of and all other Funds.

20. Non-Exclusive Services. The services of the Adviser to the Company are not deemed exclusive, and the Adviser shall be free to render similar services to others, to the extent that such service does not affect the Adviser's ability to perform its duties and obligations hereunder.

21. Governing Law. This Agreement shall be governed by and construed to be in accordance with the laws of the State of Maryland, without preference to choice of law principles thereof, and in accordance with the applicable provisions of the 1940 Act. To the extent that the applicable laws of the State of Maryland, or any of the provisions herein, conflict with the applicable provisions of the 1940 Act, the latter shall control.

22. Paragraph Headings. All Section headings contained in this Agreement are for convenience of reference only, do not form a part of this Agreement and will not affect in any way the meaning or interpretation of this Agreement. Words used herein, regardless of the number and gender specifically used, will be deemed and construed to include any other number, singular or plural, and any other gender, masculine, feminine, or neuter, as the contract requires.

23. Counterparts. This Agreement may be executed in two or more counterparts, each of which, when so executed, shall be deemed to be an original, but such counterparts shall together constitute but one and the same instrument.

      IN WITNESS WHEREOF, the parties hereto have caused this instrument to be signed on their behalf by their duly authorized officers as of the date first above written.



                          The World Funds, Inc., on behalf of
each Fund listed               on Schedule A


                          By:
--------------------------------------
                             Name: John Pasco, III
                             Title: President



                          Magnet Investment Group, L.L.C.


                          By:
--------------------------------------
                             Name: Jordan L. Kimmel
                             Title: Managing Member

38
1-WA/2860268.3
                                   Schedule A
                                     to the
                          Investment Advisory Agreement
                                     between
              The World Funds, Inc. (the "Company")
                                       and
         Magnet Investment Group, L.L.C. (the "Adviser")

                         Dated as of November ___, 2007

The Company will pay to the Adviser as compensation for the Adviser's services rendered, a fee, computed daily at an annual rate based on the average daily net assets of the respective Fund in accordance the following fee schedule:

----------------------------------------------------------------------
Fund                                             Rate
----------------------------------------------------------------------
----------------------------------------------------------------------
The Exceptionator Fund                           1.00%


----------------------------------------------------------------------

EX99.23(h)(4)(o)

                                    FORM OF:



                          EXPENSE LIMITATION AGREEMENT

EXPENSE LIMITATION AGREEMENT, effective as of November __, 2007 by and between Magnet Investment Group, L.L.C. (the "Adviser") and The World Funds, Inc. (the "Company") ("Agreement"), on behalf of each series of the Company set forth in Schedule A attached hereto (each a "Fund," and collectively, the "Funds").

WHEREAS, the Company is a Maryland corporation organized pursuant to Articles of Incorporation, as amended and supplemented ("Articles of Incorporation"), and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management company of the series type, and each Fund is a series of the Company;

WHEREAS, the Company and the Adviser have entered into an Advisory Agreement dated November __, 2007 ("Advisory Agreement"), pursuant to which the Adviser provides investment management services to each Fund for compensation based on the value of the average daily net assets of each such Fund;

WHEREAS, the Company and the Adviser have determined that it is appropriate and in the best interests of each Fund and its shareholders to maintain the expenses of each Fund at a level below the level to which each such Fund would normally be subject in order to maintain each Fund's expense ratio at the Maximum Annual Operating Expense Limit (as hereinafter defined) specified in Schedule A hereto;

NOW THEREFORE, the parties hereto agree as follows:

1. Expense Limitation.

1.1. Applicable Expense Limit. To the extent that the aggregate expenses of every character incurred by a Fund in any fiscal year, including but not limited to investment advisory fees of the Adviser (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund's business) ("Fund Operating Expenses"), exceed the Maximum Annual Operating Expense Limit, as defined in
Section 1.2 below, such excess amount (the "Excess Amount") shall be the liability of the Adviser.

1.2. Maximum Annual Operating Expense Limit. The Maximum Annual Operating Expense Limit with respect to each Fund shall be the amount specified in Schedule A based on a percentage of the average daily net assets of each Fund.

1.3. Method of Computation. To determine the Adviser's liability with respect to the Excess Amount, each month the Fund Operating Expenses for each Fund shall be annualized as of the last day of the month. If the annualized Fund Operating Expenses for any month of a Fund exceed the Maximum Annual Operating Expense Limit of such Fund, the Adviser shall first waive or reduce its investment advisory fee for such month by an amount sufficient to reduce the annualized Fund Operating Expenses to an amount no higher than the Maximum Annual Operating Expense Limit. If the amount of the waived or reduced investment advisory fee for any such month is insufficient to pay the Excess Amount, the Adviser may also remit to the appropriate Fund or Funds an amount that, together with the waived or reduced investment advisory fee, is sufficient to pay such Excess Amount.

1.4. Year-End Adjustment. If necessary, on or before the last day of the first month of each fiscal year, an adjustment payment shall be made by the appropriate party in order that the amount of the investment advisory fees waived or reduced and other payments remitted by the Adviser to the Fund or Funds with respect to the previous fiscal year shall equal the Excess Amount.

2. Reimbursement of Fee Waivers and Expense Reimbursements.

2.1. Reimbursement. If, during any fiscal quarter in which the Advisory Agreement is still in effect, the estimated aggregate Fund Operating Expenses of such Fund for the fiscal quarter are less than the Maximum Annual Operating Expense Limit for that quarter, the Adviser shall be entitled to reimbursement by such Fund, in whole or in part as provided below, of the investment advisory fees waived or reduced and other payments remitted by the Adviser to such Fund pursuant to Section 1 hereof. The total amount of reimbursement to which the Adviser may be entitled ("Reimbursement Amount") shall equal, at any time, the sum of all investment advisory fees previously waived or reduced by the Adviser and all other payments remitted by the Adviser to the Fund, pursuant to Section 1 hereof, during any of the previous three (3) fiscal years, less any reimbursement previously paid by such Fund to the Adviser, pursuant to this Sections 2.1, with respect to such waivers, reductions, and payments. The Reimbursement Amount shall not include any additional charges or fees whatsoever, including, e.g., interest accruable on the Reimbursement Amount.

2.2. Board Review. No Reimbursement Amount will be paid to the Adviser if the Company's Board of Directors determines that the payment of the Reimbursement Amount is not in the best interests of shareholders.

2.3. Method of Computation. To determine each Fund's accrual, if any, to reimburse the Adviser for the Reimbursement Amount, each month the Fund Operating Expenses of each Fund shall be annualized as of the last day of the month. If the annualized Fund Operating Expenses of a Fund for any month are less than the Maximum Annual Operating Expense Limit of such Fund, such Fund shall accrue into its net asset value an amount payable to the Adviser sufficient to increase the annualized Fund Operating Expenses of that Fund to an amount no greater than the Maximum Annual Operating Expense Limit of that Fund, provided that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount. For accounting purposes, amounts accrued pursuant to this
Section 2 shall be a liability of the Fund for purposes of determining the Fund's net asset value.

2.4. Payment and Year-End Adjustment. Amounts accrued pursuant to this Agreement shall be payable to the Adviser as of the last day of each month. If necessary, on or before the last day of the first month of each fiscal year, an adjustment payment shall be made by the appropriate party in order that the actual Fund Operating Expenses of a Fund for the prior fiscal year (including any reimbursement payments hereunder with respect to such fiscal year) do not exceed the Maximum Annual Operating Expense Limit.

3. Term and Termination of Agreement.

This Agreement shall continue in effect with respect to each Fund until November __, 2010 and shall thereafter continue in effect with respect to each Fund from year to year provided such continuance is specifically approved by a majority of the Directors of the Company, including a majority of the Directors who are not "interested persons" of the Company or any other party to this Agreement, as defined in the 1940 Act ("Non-Interested Directors"). Nevertheless, this Agreement may be terminated by either party hereto, without payment of any penalty, upon ninety (90) days' prior written notice to the other party at its principal place of business; provided that, in the case of termination by the Adviser, such action shall be authorized by resolution of a majority of the Non-Interested Directors of the Company or by a vote of a majority of the outstanding voting securities of the Company.

4. Miscellaneous.

4.1. Captions. The captions in this Agreement are included for convenience of reference only and in no other way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

4.2. Interpretation. Nothing herein contained shall be deemed to require the Company or the Funds to take any action contrary to the Articles of Incorporation or the Company's by-laws, as amended from time to time, or any applicable statutory or regulatory requirement to which it is subject or by which it is bound, or to relieve or deprive the Company's Board of Directors of its responsibility for and control of the conduct of the affairs of the Company or the Funds. The parties to this Agreement acknowledge and agree that all litigation arising hereunder, whether direct or indirect, and of any and every nature whatsoever shall be satisfied solely out of the assets of the affected Fund and that no Director, officer or holder of shares of beneficial interest of the Fund shall be personally liable for any of the foregoing liabilities. The Articles of Incorporation are on file with the State Department of Assessments and Taxation of Maryland. The Articles of Incorporation describe in detail the respective responsibilities and limitations on liability of the Directors, officers, and holders of shares of beneficial interest.

4.3. Definitions. Any question of interpretation of any term or provision of this Agreement, including but not limited to the investment advisory fee, the computations of net asset values, and the allocation of expenses, having a counterpart in or otherwise derived from the terms and provisions of the Advisory Agreement or the 1940 Act, shall have the same meaning as and be resolved by reference to such Advisory Agreement or the 1940 Act.

4.4. Enforceability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms or provisions of this Agreement or affecting the validity or enforceability of any of the terms or provisions of this Agreement in any other jurisdiction.

      IN WITNESS WHEREOF, the parties hereto have caused this instrument to be signed on their behalf by their duly authorized officers as of the date first above written.


                          The World Funds, Inc., on behalf of
each Fund listed               on Schedule A


                          By:
                              ---------------------------
                             Name: John Pasco, III
                             Title: President



                          Magnet Investment Group, L.L.C.


                                      By:
                               Name: Jordan Kimmel
                                Title: President

41
1-WA/2860316.3
                                   Schedule A
                                     to the
         Expense Limitation Agreement (the "Agreement")
                                     between
              The World Funds, Inc. (the "Company")
                                       and
                         Magnet Investment Group, L.L.C.

                          Dated as of November __, 2007

This Agreement relates to the following Funds of the Company:

----------------------------------------------------------------------
Fund/Class                                          Maximum Annual
                                                               Operating Expense
                                                                           Limit
----------------------------------------------------------------------
----------------------------------------------------------------------
The Exceptionator Fund                                  1.49%

Institutional Shares

The Exceptionator Fund
Platform Shares                                         1.74%

The Exceptionator Fund
Class A Shares                                          1.74%
----------------------------------------------------------------------

EX99.23(m)(10)(a)

                                    FORM OF:



                              THE WORLD FUNDS, INC.



           PLAN OF DISTRIBUTION PURSUANT TO RULE 12b-1


This Plan of Distribution (the "Plan") has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") by The World Funds, Inc. (the "Company") for shares of certain series of the Company (each a "Fund," and collectively, the "Funds"), which are listed on Schedule A hereto. The Plan has been approved by a majority of the Company's Board of Directors, including a majority of the directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan (the "12b-1 Directors"), by votes cast in person at a meeting called for the purpose of voting on the Plan.(1) The Company contemplates that the Plan shall operate as a compensation Plan.

 The Plan provides that:

1. Subject to the limits on payments under the Plan set forth herein, or in any annual budget approved by the Company and the Distributor, the Company shall pay to the Distributor, or others through the Distributor, the amounts called for under the Plan. Such payments shall be applied by the Distributor for all expenses incurred by such parties in the promotion and distribution of the Fund's shares. For this purpose, expenses authorized under the Plan include, but are not limited to, printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, salaries and benefits of employees involved in sales of shares, telephone expenses, meeting and space rental expenses, underwriter's spreads, interest charges on funds used to finance activities under this Plan, and other distribution-related expenses, as well as any service fees paid to securities dealers or others who have executed an agreement with the Company or its affiliates.

2. The following agreements are deemed to be "agreements under the Plan" and the form of each such agreement, and any material amendments thereto, shall be approved as required under Rule 12b-1:

a. Any distribution agreement between the Company and its national distributor, or any other distributor of shares in privity with the Company.

b.         The national distributor's selling dealer agreement.

      Purchase orders for goods and services acquired from persons who are not affiliates of the Company are not deemed to be agreements under this Plan.

3. The Funds will pay the Distributor 0.25% per annum of the average daily net assets of each Fund's Class A Shares. The amount so paid shall be accrued daily, and payment thereon shall be made monthly by the Company.

4. The Distributor may use all or any portion of the distribution fee received pursuant to the Plan to compensate securities dealers who have engaged in the sale of each Fund's Class A Shares or in shareholder support services with respect to the Funds pursuant to agreements with the Distributor or to pay expenses associated with other activities authorized under paragraph 1 herein.

5. The Distributor shall collect and disburse payments made under this Plan, and shall furnish to the Board of Directors of the Company for its review on a quarterly basis, a written report of the monies reimbursed to the Distributor and others under the Plan, and shall furnish the Board of Directors of the Company with such other information as the Board may reasonably request in connection with the payments made under the Plan in order to enable the Board of Directors to make an informed determination of whether the Plan should be continued.

6. The Plan shall continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the Company's Board of Directors, including 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan.

7. The Plan, or any agreements entered into pursuant to the Plan, may be terminated at any time with respect to a Fund, without penalty, by vote of a majority of the outstanding voting securities of the Class A shares of such Fund, or by vote of a majority of the 12b-1
      Directors, on not more than sixty (60) days' written notice. Agreements entered into pursuant to the Plan shall terminate automatically upon their assignment.

8. The Plan and any agreements entered into pursuant to the Plan may not be amended to increase materially the amount to be spent by the Company for distribution pursuant to paragraph 3 of this Plan without approval by a majority of the Fund's outstanding voting securities.

9. All material amendments to the Plan, or any agreements entered into pursuant to the Plan, shall be approved by the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

10. So long as the Plan is in effect, the selection and nomination of the Company's directors who are not interested persons of the Company, as that term is defined in the 1940 Act, shall be committed to the discretion of the 12b-1 Directors.(2)

11.   This Plan shall take effect on November __, 2007. 1.

49
1-WA/2860336.1
                                   SCHEDULE A
                                     to the
           PLAN OF DISTRIBUTION PURSUANT TO RULE 12b-1

                          Dated as of November __, 2007

Fund and Class



The Exceptionator Fund

Class A Shares

EX99.23(m)(10)(b)

                                     FORM OF



                              THE WORLD FUNDS, INC.



           PLAN OF DISTRIBUTION PURSUANT TO RULE 12b-1


This Plan of Distribution (the "Plan") has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") by The World Funds, Inc. (the "Company") for shares of certain series of the Company (each a "Fund," and collectively, the "Funds"), which are listed on Schedule A hereto. The Plan has been approved by a majority of the Company's Board of Directors, including a majority of the directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan (the "12b-1 Directors"), by votes cast in person at a meeting called for the purpose of voting on the Plan.(3) The Company contemplates that the Plan shall operate as a compensation Plan.

 The Plan provides that:

12. Subject to the limits on payments under the Plan set forth herein, or in any annual budget approved by the Company and the Distributor, the Company shall pay to the Distributor, or others through the Distributor, the amounts called for under the Plan. Such payments shall be applied by the Distributor for all expenses incurred by such parties in the promotion and distribution of the Fund's shares. For this purpose, expenses authorized under the Plan include, but are not limited to, printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, salaries and benefits of employees involved in sales of shares, telephone expenses, meeting and space rental expenses, underwriter's spreads, interest charges on funds used to finance activities under this Plan, and other distribution-related expenses, as well as any service fees paid to securities dealers or others who have executed an agreement with the Company or its affiliates.

13. The following agreements are deemed to be "agreements under the Plan" and the form of each such agreement, and any material amendments thereto, shall be approved as required under Rule 12b-1:

a. Any distribution agreement between the Company and its national distributor, or any other distributor of shares in privity with the Company.

b.         The national distributor's selling dealer agreement.

      Purchase orders for goods and services acquired from persons who are not affiliates of the Company are not deemed to be agreements under this Plan.

14. The Funds will pay the Distributor 0.25% per annum of the average daily net assets of each Fund's Class P Shares. The amount so paid shall be accrued daily, and payment thereon shall be made monthly by the Company.

15. The Distributor may use all or any portion of the distribution fee received pursuant to the Plan to compensate securities dealers who have engaged in the sale of each Fund's Class P Shares or in shareholder support services with respect to the Funds pursuant to agreements with the Distributor or to pay expenses associated with other activities authorized under paragraph 1 herein.

16. The Distributor shall collect and disburse payments made under this Plan, and shall furnish to the Board of Directors of the Company for its review on a quarterly basis, a written report of the monies reimbursed to the Distributor and others under the Plan, and shall furnish the Board of Directors of the Company with such other information as the Board may reasonably request in connection with the payments made under the Plan in order to enable the Board of Directors to make an informed determination of whether the Plan should be continued.

17. The Plan shall continue in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the Company's Board of Directors, including 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan.

18. The Plan, or any agreements entered into pursuant to the Plan, may be terminated at any time with respect to a Fund, without penalty, by vote of a majority of the outstanding voting securities of the Class P shares of such Fund, or by vote of a majority of the 12b-1
      Directors, on not more than sixty (60) days' written notice. Agreements entered into pursuant to the Plan shall terminate automatically upon their assignment.

19. The Plan and any agreements entered into pursuant to the Plan may not be amended to increase materially the amount to be spent by the Company for distribution pursuant to paragraph 3 of this Plan without approval by a majority of the Fund's outstanding voting securities.

20. All material amendments to the Plan, or any agreements entered into pursuant to the Plan, shall be approved by the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

21. So long as the Plan is in effect, the selection and nomination of the Company's directors who are not interested persons of the Company, as that term is defined in the 1940 Act, shall be committed to the discretion of the 12b-1 Directors.(4)

22.   This Plan shall take effect on November __, 2007.

                                   SCHEDULE A
                                     to the
           PLAN OF DISTRIBUTION PURSUANT TO RULE 12b-1

                          Dated as of November __, 2007

Fund and Class



The Exceptionator Fund

Class P Shares

EX99.23(n)(10)

                                     FORM OF



                              THE WORLD FUNDS, INC.



                         RULE 18f-3 MULTIPLE CLASS PLAN


WHEREAS, The World Funds, Inc. (the "Company"), a Maryland corporation, engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, the Company is authorized to create separate series, each with its own separate investment portfolio, and the beneficial interest in each such series will be represented by a separate series of shares;

WHEREAS, the Company, on behalf of The Exceptionator Fund series of shares (the "Fund"), desires to adopt a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act (the "Plan");

WHEREAS, the Company, on behalf of the Fund, employs Magnet Investment Group, LLC (the "Adviser") as its adviser; Commonwealth Shareholder Services, Inc. (the "Administrator") as its administrator; Fund Services, Inc. (the "Transfer Agent") as its transfer agent; and First Dominion Capital Corp. (the "Distributor") as its principal underwriter in connection with the sale of shares of the Fund; and

WHEREAS, the Board of Directors of the Company (the "Board"), including a majority of the directors of the Company who are not "interested persons", as defined in the 1940 Act, of the Company, the Adviser, or the Distributor have found the Plan, as proposed, to be in the best interests of each class of shares individually, the Fund, and the Company as a whole;

NOW, THEREFORE, the Company, on behalf of the Fund, hereby adopts the Plan, in accordance with Rule 18f-3 under the 1940 Act on the following terms and conditions:

1. Features of the Classes. The Fund shall offer, at the discretion of the Board, up to three classes of shares:
      "Class A Shares," "Class P Shares" and "Institutional Shares". Shares of each class of the Fund shall represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, distribution, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear any Class Expenses, as defined in Section 3 below; (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; and (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differs from the interests of any other class. In addition, Class A, Class P and Institutional shares of the Fund shall have the features described in Sections 2, 3, and 4 below.

2.    Distribution Fee Structure.

(a)   Class A Shares of the Fund  shall be  offered  at net asset value ("NAV") plus an initial sale charge as set forth in the Fund's then-current prospectus. Class A Shares may be exchanged for Class A Shares of another fund of the Company. Class A Shares pay a Rule 12b-1 Fee of up to 0.25% (annualized) of the average daily net assets of the Fund's Class A Shares as described in the Distribution Plan. Brokers, dealers and other institutions may maintain Class A shareholder accounts and provide personal services to Class A shareholders, and the Fund may pay up to 0.25% (annualized) of the average daily net assets of the Fund's Class A Shares as a fee for such shareholders services. Certain Class A Shares are offered wihtout the imposition of an initial sales charge. If Class A Shares are purchased without a sales charge and are redeemed within three hundred sixty (360) days of purchase, those shares are subject to a 2.00% deferred sales charge upon redemption.

(b)   Class P  Shares.  Class  P  Shares  of the  Fund  shall  be offered at net asset value ("NAV") without the imposition of an initial sale charge as set forth in the Fund's then-current prospectus. Class P Shares redeemed within six (6) months of purchase may be subject to a 2.00% redemption fee upon redemption. Class P Shares may be exchanged for Class P Shares of another fund of the Company. Class P Shares pay a Rule 12b-1 Fee of up to 0.25% (annualized) of the average daily net assets of the Fund's Class P Shares as described in the Distribution Plan. Brokers, dealers and other institutions may maintain Class P shareholder accounts and provide personal services to Class P shareholders, and the Fund may pay up to 0.25% (annualized) of the average daily net assets of the Fund's Class P Shares as a fee for such shareholders services.

(c)   Institutional  Shares.  Institutional  Shares  of the  Fund
           shall be offered at their then-current NAV without the imposition of an initial sales charge. Institutional Shares may be exchanged for institutional shares of another fund of the Company and for certain other funds offered by the Company. Brokers, dealers and other institutions may maintain Institutional shareholder accounts and provide personal services to Institutional shareholders, and the Fund may pay up to 0.25% (annualized) of the average daily net assets of the Fund's Institutional Shares as a fee for such shareholders services. If Institutional Shares are redeemed within ninety (90) days of purchase, those shares are subject to a 2.00% deferred sales charge upon redemption.

3.    Allocation of Income and Expenses.

(a)   The net asset value of all outstanding shares  representing interests in the Fund shall be computed on the same days and at the same time. For purposes of computing net asset value, the gross investment income of the Fund shall be allocated to each class on the basis of the relative net assets of each class at the beginning of the day, adjusted for capital share activity for each class as of the prior day as reported by the Fund's transfer agent. Realized and unrealized gains and losses for each class will be allocated based on relative net assets at the beginning of the day, adjusted for capital share activity for each class of the prior day, as reported by the Transfer Agent. To the extent practicable, certain expenses (other than Class Expenses as defined below, which shall be allocated more specifically), shall be allocated to each class based on the relative net assets of each class at the beginning of the day, adjusted for capital share activity for each class as of the prior day, as reported by the Transfer Agent. Allocated expenses to each class shall be subtracted from allocated gross income. These expenses include:

(i) Expenses incurred by the Company (for example, fees of directors, auditors, insurance costs, and legal counsel) that are not attributable to a particular class of shares of the Fund ("Company Level Expenses"); and

(ii) Expenses incurred by the Fund that are not attributable to any particular class of the Fund's shares (for example, advisory fees, custodial fees, banking charges, organizational costs, federal and Blue Sky registration fees, or other expenses relating to the management of the Fund's assets) ("Fund Expenses").

(b)   Expenses   attributable  to  a  particular   class  ("Class
           Expenses") shall be limited to: (i) payments made pursuant to a Distribution and/or Service Plan; (ii) transfer agent fees attributable to a specific class;
           (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders of a specific class; (iv) the expense of administrative personnel and services to support the shareholders of a specific class, including, but not limited to, fees and expenses under an administrative service agreement; (v) litigation or other legal expenses relating solely to one class; and (vi) directors' fees incurred as a result of issues relating to one class. Expenses in category (i) above must be allocated to the class for which such expenses are incurred. All other "Class Expenses" listed in categories (ii)-(vi) above may be allocated to a class but only if an officer of the Company has determined, subject to Board approval or ratification, which of such categories of expenses will be treated as Class Expenses consistent with applicable legal principles under the 1940 Act and the Internal Revenue Code of 1986 (the "Code").

(c)   Therefore,  expenses  of the Fund shall be  apportioned  to each class of shares depending on the nature of the expense item. Company Level Expenses and Fund Expenses shall be allocated among the classes of shares based on their relative net asset values. Approved Class Expenses shall be allocated to the particular class to which they are attributable. In addition, certain expenses may be allocated differently if their method of imposition changes. Thus, if a Class Expense can no longer be attributed to a class, it shall be charged to the Fund for allocation among the classes, as determined by the Board. Any additional Class Expenses not specifically identified above that are subsequently identified and determined to be properly allocated to one class of shares shall not be so allocated until approved by the Board in light of the requirements of the 1940 Act and the Code.

4. Exchange Privileges. The Class A, Class P and Institutional shares of the Fund may be exchanged at their relative NAVs for: (i) shares of a comparable class of another series of shares offered by the Company; or (ii) if the other series of shares offered by the Company does not have multiple classes of shares, the existing shares of such other series of the Company. Purchase of Fund shares by exchange are subject to the same minimum investment requirements and other criteria imposed for purchases made in any other manner.

5. Quarterly and Annual Report. The directors shall receive quarterly and annual written reports concerning all allocated Class Expenses and expenditures under each Distribution Plan complying with paragraph (b)(3)(ii) of Rule 12b-1. The reports, including the allocations upon which they are based, shall be subject to the review and approval of the directors who are not "interested persons" of the Company (as defined in the 1940 Act), in the exercise of their fiduciary duties.

6. Waiver or Reimbursement of Expenses. Expenses may be waived or reimbursed by the Adviser or any other provider of services to the Fund without the prior approval of the Board.

7. Effectiveness of Plan. The Plan shall not take effect until it has been approved by votes of a majority of both
      (i) the directors of the Company and (ii) those directors of the Company who are not "interested persons" of the Company, the Adviser, or the Distributor (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan.

8. Material Modifications. This Plan may not be amended to materially modify its terms unless such amendment is approved in the manner provided for initial approval in Paragraph 7 hereof.

9. Limitation of Liability. The Board of Directors of the Company and the shareholders of the Fund shall not be liable for any obligations of the Fund under this Plan, and any person in asserting any rights or claims under this Plan shall look only to the assets and property of the Fund in settlement of such right or claim and not to such directors or shareholders.

IN WITNESS WHEREOF, the Company, on behalf of the Fund, has adopted this Multiple Class Plan effective as of the __th day of Novmeber, 2007.







(1) In its consideration of the Plan, the Board of Directors considered the proposed schedule and nature of payments under the Plan. The Board of Directors concluded that the proposed payments to be made to the Company's principal underwriter, First Dominion Capital Corp. (the "Distributor"), for distribution expenses under the Plan is fair and not excessive. Accordingly, the Board of Directors determined that the Plan should provide for such payments and that adoption of the Plan would be prudent and in the best interests of the Company and the Fund's shareholders. Such approval included a determination that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Company, the Funds and the Funds' shareholders.
(2) It is the current position of the U.S. Securities and Exchange Commission that a Company adopting a plan pursuant to Rule 12b-1 under the 1940 Act commit to having a majority of its Board of Directors comprised of directors who are not interested persons of the Company. The Company currently complies with such provision and has undertaken to comply with such provision of Rule 12b-1 so long as it is in effect.
(3) In its consideration of the Plan, the Board of Directors considered the proposed schedule and nature of payments under the Plan. The Board of Directors concluded that the proposed payments to be made to the Company's principal underwriter, First Dominion Capital Corp. (the "Distributor"), for distribution expenses under the Plan is fair and not excessive. Accordingly, the Board of Directors determined that the Plan should provide for such payments and that adoption of the Plan would be prudent and in the best interests of the Company and the Fund's shareholders. Such approval included a determination that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Company, the Funds and the Funds' shareholders.
(4) It is the current position of the U.S. Securities and Exchange Commission that a Company adopting a plan pursuant to Rule 12b-1 under the 1940 Act commit to having a majority of its Board of Directors comprised of directors who are not interested persons of the Company. The Company currently complies with such provision and has undertaken to comply with such provision of Rule 12b-1 so long as it is in effect.

EX99.23(i)(1)


Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004



January 28, 2008


The World Funds, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Re:   Opinion of Counsel Regarding  Post-Effective  Amendment No. 65
      ---------------------------------------------------------------
      to the  Registration  Statement  Filed on Form N-1A  under the
      ---------------------------------------------------------------
      Securities Act of 1933 (File Nos. 333-29289 and 811-08255)

Ladies and Gentlemen:

We have acted as counsel to The World Funds, Inc., a Maryland corporation (the "Company"), in connection with Post-Effective Amendment No. 65 to the Company's registration statement on Form N-1A (the "Amendment"). This opinion is being delivered to you in connection with the Company's filing of the Amendment, which relates to the issuance of the Company's shares of common stock relating to the Osprey Concentrated Large Cap Value Equity Fund series of the Company, par value $0.01 per share (collectively, the "Shares"). The Amendment will be filed with the U.S. Securities and Exchange Commission (the "Commission") pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "1933 Act"). With your permission, all assumptions and statements of reliance herein have been made without any independent investigation or verification on our part except to the extent otherwise expressly stated, and we express no opinion with respect to the subject matter or accuracy of such assumptions or items relied upon.

In connection with this opinion, we have reviewed, among other things, executed copies of the following documents:

(a) a certificate of the State of Maryland as to the Company, being duly incorporated and existing under and by virtue of the laws of the State of Maryland;

(b) the Articles of Incorporation of the Company and any amendments or supplements thereto (the "Articles of Incorporation") and the By-Laws of the Company, and any amendments or supplements thereto (the "By-Laws");

(c) a certificate executed by Karen Shupe, Secretary of the Company, certifying as to the validity of the Company's Articles of Incorporation and By-Laws; and certain resolutions adopted by the Board of Directors of the Company authorizing the issuance of the Shares;

(d) a certificate executed by Karen Shupe, Secretary of the Company, certifying as to the number of Shares of common stock validly registered with the State of Maryland and properly allocated and outstanding for the Osprey Concentrated Large Cap Value Equity Fund series of the Company; and

(d)   a draft of the Amendment.

In our capacity as counsel to the Company, we have examined the originals, or certified, conformed or reproduced copies, of all records, agreements, instruments and documents as we have deemed relevant or necessary as the basis for the opinion hereinafter expressed. In all such examinations, we have assumed the legal capacity of all natural persons executing documents, the genuineness of all signatures, the authenticity of all original or certified copies, and the conformity to original or certified copies of all copies submitted to us as conformed or reproduced copies. As to various questions of fact relevant to such opinion, we have relied upon, and assume the accuracy of, certificates and oral or written statements of public officials and officers or representatives of the Company. We have assumed that the Amendment, as filed with the Commission, will be in substantially the form of the draft referred to in paragraph (d) above.

Based upon, and subject to, the limitations set forth herein, we are of the opinion that the Shares, when issued and sold in accordance with the Articles of Incorporation and By-Laws, and for the consideration described in the Amendment, will be legally issued, fully paid and non-assessable under the General Corporation Laws of the State of Maryland.

We hereby consent to the filing of this opinion as an exhibit to the Amendment. In giving this consent, we do not concede that we are in the category of persons whose consent is required under Section 7 of the 1933 Act.

Very truly yours,

/s/ Morgan, Lewis & Bockius LLP

EX99.23(j)(1)

 CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





We consent to the use of our reports dated November 16, 2007 on the financial statements and financial highlights of The Osprey Concentrated Large Cap Value Equity Fund, a series of the World Funds, Inc. Such financial statements and financial highlights appear in the 2007 Annual Report to Shareholders, which is incorporated by reference in the Post-Effective Amendment to the Registration Statement on Form N-1A of The Osprey Concentrated Large Cap Value Equity Fund. We also consent to the references to our Firm in the Registration Statement and Prospectus.





                                     TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 28, 2008